As filed with the Securities and Exchange Commission on September 29, 2020
File Nos. 033-47508 and 811-06653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	50	[X]

THE JENSEN QUALITY GROWTH FUND INC.
(Exact name of Registrant as Specified in Charter)
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
(Address of Principal Executive Office) (Zip Code)
(503) 274-2044
(800) 221-4384
Registrant’s Telephone Number, including Area Code

Robert D. McIver
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
(Name and Address of Agent for Service)
Copy to:
Brendan N. O’Scannlain
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on September 30, 2020 pursuant to Rule 485(b).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS	The Jensen Quality Growth Fund Inc.

9/30/2020

	Class J Shares JENSX	Class I Shares JENIX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.jenseninvestment.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by calling 800-992-4144 or by sending an e-mail request to funds@jenseninvestment.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800-992-4144 or send an e-mail request to funds@jenseninvestment.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Prospectus	September 30, 2020

The Jensen Quality Growth Fund Inc.
Class J Shares
Class I Shares

5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
800-992-4144
www.jenseninvestment.com

This prospectus applies to Class J and Class I shares of the Fund. The Fund also offers Class R and Class Y shares in separate prospectuses.

Prospectus	The Jensen Quality Growth Fund Inc.	1

Summary Section

Investment Objective
The objective of The Jensen Quality Growth Fund Inc. (the “Fund”), is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
	Class J	Class I
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class J	Class I
Management Fees	0.49%	0.49%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Shareholder Servicing Fee(1)	None	0.04%
Other Expenses(2)	0.11%	0.07%
Total Annual Fund Operating Expenses(3)	0.85%	0.60%
(1)Class I shares are subject to an annual shareholder servicing fee not to exceed 0.10% of average daily net assets of the Class I shares.
(2)Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses. In addition, Other Expenses for the Class J shares include sub-transfer agency fees paid to certain financial intermediaries who maintain omnibus accounts in the Fund and provide shareholder recordkeeping and servicing to their customers who own shares of the Fund.
(3)Please note that Total Annual Fund Operating Expenses in the table above for the Class J shares does not correlate to the ratio of Expenses to Average Net Assets for the Class J shares found within the “Financial Highlights” section of this prospectus, which does not include acquired fund fees and expenses. For the period, acquired fund fees and expenses for the Class J shares (and Class I shares) are less than 0.01% and are included in Other Expenses in the table above.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class J or $250,000 in Class I of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class J	$87	$271	$471	$1,049
Class I	$1,533	$4,804	$8,370	$18,750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2020, the Fund’s portfolio turnover rate was 23.38% of the average value of its portfolio.

Principal Investment Strategies
To achieve its objective, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of publicly traded common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”):

•Have consistently achieved a high return on equity over the prior ten years;
•Be in excellent financial condition; and
•Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily U.S.

2	The Jensen Quality Growth Fund Inc.	Prospectus

companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

•Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

•Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

•Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the 2020 U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

•Non-diversification Risk
The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

•Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

•Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

•Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one, five and ten years compare with those of a broad measure of market performance. The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com or by calling the Fund toll-free at 800-992-4144.

Prospectus	The Jensen Quality Growth Fund Inc.	3

The Jensen Quality Growth Fund Inc. - Class J Shares(1)
Annual Total Return as of December 31* of Each Year

(1)The returns shown in the bar chart are for Class J shares. The performance of Class I shares will differ due to differences in expenses.

*The Fund’s year-to-date total return as of June 30, 2020 was -2.99%.

During the ten-year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:    14.39% (1st quarter 2019)
Worst Quarter:    -14.51% (3rd quarter 2011)

Average Annual Total Returns For the Periods Ended December 31, 2019	One Year	5 Years	10 Years
Class J Shares
Return Before Taxes	29.02%	13.07%	13.12%
Return After Taxes on Distributions	26.65%	11.19%	11.88%
Return After Taxes on Distributions and Sale of Fund Shares	18.80%	10.07%	10.70%
Class I Shares
Return Before Taxes	29.34%	13.35%	13.43%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

4	The Jensen Quality Growth Fund Inc.	Prospectus

Management

Investment Adviser
Jensen Investment Management, Inc. is the Fund’s investment adviser.

Portfolio Managers
The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Eric H. Schoenstein	Since 2004	Vice President and Managing Director
Robert D. McIver	Since 2005	President and Managing Director
Kurt M. Havnaer	Since 2007	Portfolio Manager
Allen T. Bond	Since 2011	Vice President and Managing Director
Kevin J. Walkush	Since 2011	Portfolio Manager
Adam D. Calamar	Since 2013	Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (The Jensen Quality Growth Fund Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), by telephone at 800-992-4144, on any day the New York Stock Exchange is open for trading, or by wire. Investors who wish to purchase or redeem shares of the Fund through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are as follows:

	Minimum Investment Amount
	Initial	Additional
Class J Shares	$2,500	$100
Class I Shares	$250,000	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser. Registered investment advisors and broker-dealers may generally meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within the Fund.

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to the broker-dealer or other intermediaries for transactions in the Fund, which are not reflected in the fee table or expense example. Ask your adviser or visit your financial intermediary’s website for more information.

Prospectus	The Jensen Quality Growth Fund Inc.	5

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The Fund’s investment objective is long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies
The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

Investment Process
To achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests primarily in the publicly traded common stocks of approximately 25 to 30 U.S. companies selected according to the specific, long-term investment criteria established by the Adviser and described more fully below. The Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders. These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

As determined by the Adviser in each case, a company must have satisfied all of the following criteria to be purchased by the Fund:

•As determined annually, have a market capitalization of $1 billion or more and attained a return on equity of at least 15 percent per year for each of its prior 10 fiscal years (which, for example, may include companies with negative equity resulting from debt-financing of large share repurchases);
•Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from free cash flow;
•Have established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Adviser;
•Have demonstrated a commitment to mitigating business risk and increasing shareholders’ value by strategically investing free cash flow, acquiring companies that contribute to their competitive advantage, repurchasing outstanding shares or increasing dividends;
•Have the capability of continuing to meet all of the above criteria; and
•Be priced at a discount to its intrinsic value. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

In its determination of which companies qualify for purchase by the Fund, the Adviser also assesses a company's competitive, regulatory, and environmental, social and governance ("ESG") risks to assess whether company management has, in the opinion of the Adviser, adequately managed the impact of those risks to mitigate business risk and enhance shareholder value. The Adviser does not make portfolio purchase or sale decisions solely based on its evaluation of ESG factors.

The Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
Although the Fund invests primarily in publicly traded common stocks of U.S. companies, it may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

•Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange (“NYSE”) and the NASDAQ® Stock Market.

•Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above. The Fund, however,

6	The Jensen Quality Growth Fund Inc.	Prospectus

does not expect convertible securities to be a significant amount of its total assets.

•American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. The Fund, however, does not expect ADRs to be a significant portion of its total assets.

•Equity securities listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, issued by foreign companies. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of its total assets. An issuer may be classified as either “domestic” or “foreign” depending upon which factors the Adviser considers most important for a given issuer. In making such determinations, the Adviser will generally look to the location of the issuer’s principal headquarters. However, if the Adviser believes the issuer is headquartered in a jurisdiction primarily for tax purposes, it will consider other factors, such as the location of the issuer’s operational headquarters and senior management.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a portfolio company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation. In addition, the Fund will begin to sell its position in a portfolio company if that company no longer satisfies the investment criteria specified above, including if its price exceeds intrinsic value, unless the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company. The strategies and timing for disposing of a position in any portfolio company that no longer satisfies the Fund’s investment criteria are based on various and ongoing security-specific and portfolio-level considerations taken into account by the Adviser. As a result, the Fund’s sale of its position in a portfolio company may occur over an extended period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund does not engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund’s Other Investments
As a non-principal investment strategy, the Fund may invest a portion of its assets in cash or cash equivalents. In addition, in response to adverse market, economic, political or other conditions, the Fund may take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies and invest up to 25% of the Fund’s total assets in cash or cash equivalents. Some of these short-term instruments include:

•Cash held by the Fund’s custodian, U.S. Bank National Association;

•Money market mutual funds;

•FDIC-insured bank deposits;

•United States Treasury bills;

•Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);

•Demand notes of companies whose commercial paper receives the same ratings listed above by S&P or Moody’s;

•Institutional-grade paper maturing at 13 months or less; and

•U.S. government agency discount notes.

If the market advances during periods when the Fund is holding a large position in cash or cash equivalents, the Fund may not participate to the extent it would have if the Fund had been more fully invested in accordance with its principal investment strategies, which may result in the Fund not achieving its investment objective.

To the extent that the Fund invests in money market mutual funds for its cash positions, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that:

•The Fund’s investment strategy is applied consistently over time;

•The objective investment criteria are applied on a uniform basis; and

Prospectus	The Jensen Quality Growth Fund Inc.	7

•Management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

•Established an investment team to execute the investment discipline;

•Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;

•Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Adviser determines the issuer’s performance makes a change advisable; and

•Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

These measures are in addition to those required by the Investment Company Act of 1940, as amended (“1940 Act”). See the Fund’s SAI for more information on compliance with the 1940 Act.

Principal Risks

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time. The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of its assets, and investor sentiment and perception of a company. In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Adviser makes all decisions regarding the Fund’s investments. Accordingly, the Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the Fund’s assets and investments. The Fund may only invest in those companies that can be purchased at a discount to their intrinsic values as calculated by the Adviser. Since the intrinsic value is calculated from estimated future cash flows, the Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company’s securities may never reach the Adviser’s estimate of its intrinsic value. In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Adviser’s estimate of its intrinsic value for extended periods of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. The Adviser’s assessment of its investment criteria for a portfolio company may be incorrect. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Recent Market Events Risk
The U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause a relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the 2020 U.S. presidential election and hurricanes or other severe weather-related events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Fund’s investment adviser or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

8	The Jensen Quality Growth Fund Inc.	Prospectus

Non-diversification Risk
The Fund is a non-diversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund’s “non-diversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.” The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong, shorter-term market appreciation but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Other Investment Risks
The Fund may engage in certain non-principal investment strategies as discussed in this Prospectus. To the extent that the Fund engages in these non-principal strategies, the Fund will be subject to the following risks:

Preferred Stock Risk
A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Generally, preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved or both. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or deferred by the issuer.

Convertible Securities Risk
A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in U.S. companies that engage in significant foreign business. See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this Prospectus. These investments involve certain risks, such as:

•Political or economic instability in the country where the company is headquartered or doing business;

•Fluctuations in the relative rates of exchange between the currencies of different nations;

•The difficulty of predicting international trade patterns; and

•The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See “Investment Policies, Strategies and Associated Risks—American Depositary Receipts” in the Fund’s SAI for additional information relating to ADRs.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information

Prospectus	The Jensen Quality Growth Fund Inc.	9

security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (such as through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (that is, efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other law, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of the Fund’s portfolio securities, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for Fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Management of the Fund

Organization of the Fund
The Fund is organized as an Oregon corporation and is managed under the supervision of its Board of Directors. For additional information about the Fund’s organization and Board of Directors, please see the Fund’s SAI.

Investment Adviser
The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5500 Meadows Road, Suite 200, Lake Oswego, Oregon 97035-3623. The investments and business operations of the Fund are managed by the Adviser subject to oversight by the Fund’s Board of Directors. The Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was established in 1992.

The Adviser also serves as investment adviser to individual and institutional accounts, as well as the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund, each of which is an open-end mutual fund, and was managing assets totaling approximately $11.9 billion as of August 31, 2020. For its services to the Fund, the Adviser receives an investment advisory fee paid monthly by the Fund at an annual rate calculated as a percentage of the average daily net assets of the Fund. The table below illustrates the Fund’s base investment advisory fee annual rate and the reduced annual fee rates on Fund assets in excess of certain levels (breakpoints):

Annual Investment Advisory Fee (as a percentage of the Fund’s average daily net assets)
$4 billion or less	More than $4 billion, up to $8 billion	More than $8 billion, up to $12 billion	More than $12 billion
0.500%	0.475%	0.450%	0.425%

For the Fund’s most recent fiscal year ended May 31, 2020, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.49% of average daily net assets of the Fund. The Fund’s Board of Directors most recently approved the continuation of the Fund’s investment advisory agreement with the Adviser on July 14, 2020. A discussion regarding the Board of Director’s decision to continue the Fund’s investment advisory agreement with the Adviser will be included in the Fund’s semi-annual report to shareholders for the six-month period ended November 30, 2020.

Portfolio Managers
The Fund is managed by a team composed of the Adviser’s investment team for the Fund, which is responsible for all investment decisions for the Fund. All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments. The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund. The investment team is composed of Eric H. Schoenstein, Robert D. McIver, Kurt M. Havnaer, Allen T. Bond, Kevin J. Walkush and Adam D. Calamar.

10	The Jensen Quality Growth Fund Inc.	Prospectus

Eric H. Schoenstein was appointed Director of Business Analysis of the Adviser in September 2002. Mr. Schoenstein, a Vice President of the Adviser, has been a Managing Director of the Adviser since 2007 and has over 33 years of accounting and business analysis experience. He spent nearly 14 years with Arthur Andersen LLP, serving as a Senior Audit Manager and providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries. Mr. Schoenstein is a Vice President of the Fund. Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Adviser in February 2007, and joined the Adviser in September 2004 as Director of Operations and Portfolio Manager. Mr. McIver was elected as a Director of the Fund by the Fund’s Board of Directors in July 2015 to fill a vacancy caused by the retirement of another Fund Director, Gary W. Hibler. Mr. McIver, a Managing Director of the Adviser since 2007, has over 32 years of experience in the banking and investment management business, including 2 years with National Westminster Bank as a corporate banker, 10 years with Schroder Investment Management in London, and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America. More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004. Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer, CFA, Portfolio Manager, has been employed by the Adviser since December 2005, previously holding the position of Business Analyst through September 2015. Mr. Havnaer has over 32 years of experience in the investment management industry. Prior to joining the Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager. Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management. He has been a member of the investment team since September of 2007.

Allen T. Bond, CFA, was appointed Vice President and Managing Director of the Adviser in September 2017. Mr. Bond has been employed by the Adviser since February 2007, previously holding the position of Business Analyst through September 2015, and Portfolio Manager from October 2015 through August 2017. Mr. Bond has over 22 years of experience in the investment management industry. Mr. Bond previously served as a Credit Analyst at Washington Mutual where he performed fundamental analysis on investment-grade corporate bond issuers in connection with a fixed-income securities portfolio managed by the insurance company subsidiary of Washington Mutual. Prior to Washington Mutual, he was a High Yield Credit Analyst and Trader for Columbia Management Group. Mr. Bond began his career as a trader at Ferguson Wellman Capital Management. He has been a member of the investment team since May of 2011.

Kevin J. Walkush, Portfolio Manager, has been employed by the Adviser since May 2007, previously holding the position of Business Analyst through September 2015. Mr. Walkush has over 15 years of experience in the investment management industry. Mr. Walkush joined the Adviser from Morningstar where he held the position of Stock Analyst. In that role, Mr. Walkush provided equity research coverage of industrial, mining, and alternative energy stocks. Prior to Morningstar, Mr. Walkush consulted for Lux Capital where he performed due diligence on investment candidates as well as prepared university-based technology for commercialization. Mr. Walkush has also held various finance and operational roles at Amazon.com and Weyerhaeuser. He has been a member of the investment team since May of 2011.

Adam D. Calamar, CFA, Portfolio Manager, has been employed by the Adviser since May 2008, and has over 13 years of experience in the investment management industry. Mr. Calamar held the position of Business Analyst from January 2010 through September 2015, and previously held the position of Manager of Institutional Services where he assisted in relationship management with the company’s institutional clients. Mr. Calamar was previously employed by Broadmark Asset Management, LLC. He has been a member of the investment team since September 2013.

Distribution and Servicing of Shares

Distributor
Quasar Distributors, LLC (“Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Class J Shares
Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the "12b-1 Plan") for its Class J shares in accordance with Rule 12b-1 of the 1940 Act. The 12b-1 Plan allows the Fund's Class J shares to pay fees to financial intermediaries (including broker-dealers that sponsor mutual fund supermarket programs) and other service providers for the sale and distribution of Class J shares and for shareholder servicing and maintenance of shareholder accounts. The 12b-1 Plan authorizes and provides for payments of up to 0.25% per year of the Fund's average daily net assets for Class J shares for sale and distribution services and shareholder servicing. As these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to payments made under the Fund’s 12b-1 Plan and other payments made by the Fund such as for sub-transfer agency, account maintenance and recordkeeping, the Adviser makes payments from past profits and other resources, including from its relationship with the Fund, to compensate those financial intermediaries (including

Prospectus	The Jensen Quality Growth Fund Inc.	11

broker-dealers that sponsor mutual fund supermarket programs) and other service providers that provide sales and distribution services and shareholder servicing and account maintenance to the Fund's Class J Shares and charge a higher fee than the 0.25% paid by the Class J shares under the 12b-1 Plan. The portion of these fees that are not sub-transfer agency fees and which are in excess of 0.25% is paid by the Adviser and not by the Class J shares. The fee rates charged by these financial intermediaries vary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph may be considered “revenue sharing payments.” The Fund's SAI provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the amount and other details of the payments the financial intermediary receives for the services it provides to the Fund's Class J shares and other mutual funds available to the financial intermediary's customers. To the extent that these fees received by the financial intermediary for its services to the Fund, or other payments it receives for providing Fund marketing support to the Fund, are higher than those paid by other mutual funds, such payments create an incentive for the financial intermediary and its financial professionals to sell the Class J Shares of the Fund rather than other mutual funds or to sell Class J Shares over other share classes of the Fund for which the intermediary does not receive payment or receives a lower amount.

Class I Shares
Shareholder Servicing Plan
The Fund has implemented a Shareholder Servicing Plan (the "Shareholder Servicing Plan") for its Class I shares that allows the Fund to make payments to financial intermediaries, retirement plan administrators and other service providers for Class I shareholders in return for shareholder servicing and maintenance of Class I shareholder accounts, including participant recordkeeping and administrative services provided for participants in retirement plans that maintain Class I accounts in the Fund. These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund's average daily net assets for Class I shares and may not be used to pay for any services in connection with the distribution and sale of Class I shares.

In addition to payments under the Fund’s Shareholder Servicing Plan, the Adviser makes payments from its past profits and other resources, including its relationship with the Fund, to compensate certain financial intermediaries and other service providers that provide shareholder servicing and account maintenance to the Fund's Class I shares. For any fee charged by a financial intermediary that is higher than the 0.10% paid by the Class I shares under the Shareholder Servicing Plan, or for such fees otherwise not paid under the Shareholder Servicing Plan, this portion of the fees is paid by the Adviser and not by the Class I shares. The fee rates charged by these financial intermediaries vary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph may be considered “revenue sharing payments.” The Fund's SAI provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the details of the payments the financial intermediary receives for providing servicing for the Class I shares and other mutual funds. These payments made by the Fund to a financial intermediary may be higher than payments made for the same services by other mutual funds that are available to customers of the financial intermediary. In such case, the financial intermediary and its financial professionals have an incentive to sell the Class I shares of the Fund rather than other mutual funds that are available to the financial intermediary's customers or to sell Class I shares over other share classes of the Fund or which the intermediary does not receive payment or receives a lower amount.

Sub-Transfer Agency Fees
The Fund’s Class J shares makes payments to certain financial intermediaries who have chosen to maintain an “omnibus account” with the Fund, which is a single account in the Fund that contains the combined investment in Class J shares for all of a financial intermediary’s customers. In turn, these financial intermediaries provide shareholder recordkeeping and servicing to their individual customers who are beneficial owners of the Fund via these omnibus accounts. These payments, commonly known as “sub-transfer agency fees,” made by the Fund to such financial intermediaries for the shareholder recordkeeping and servicing they provide to their individual customers who are indirect Fund shareholders approximate the fees that would be paid by the Fund to Fund Services for maintaining and servicing these accounts if the financial intermediaries’ customers were instead direct shareholders of the Fund.

Shareholder Service Information

Pricing of Fund Shares
The price of each class of Fund shares is its net asset value per share (“NAV”). The NAV of each class of shares is calculated at the close of regular trading hours of the NYSE (generally 4:00 p.m., Eastern Time) each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a

12	The Jensen Quality Growth Fund Inc.	Prospectus

properly completed purchase or redemption order. The NAV for each class is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding for the class. Due to the fact that different expenses are charged to the Class J and Class I shares, the NAVs of the different classes of the Fund may vary.

The Fund uses the following methods to value securities held in its portfolio:

•Securities listed on U.S. stock exchanges, including the NYSE, are valued at the last sale price at the close on its principal exchange. Securities listed on the NASDAQ® Stock Market are valued at the NASDAQ Official Closing Price. If such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

•Securities that are traded in the over-the-counter market are valued at their current bid price;
•Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
•Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly.

Fair Value Pricing
The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security. To address these situations, a fair value pricing policy for the Fund has been approved by the Fund’s Board of Directors. When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Directors reviews the fair value pricing policy periodically. See the SAI for more information about the pricing of the Fund’s shares.

How to Buy Fund Shares

Class J Shares
You may purchase shares of the Fund directly from the Fund. Class J shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after the Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

Class I Shares
Unless otherwise exempt from its investment minimum, only investors who are willing to make a significant initial investment may purchase Class I shares of the Fund directly from the Fund. Class I shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after the Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

Additional Purchase Information Pertaining to the Fund
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trusts, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact Fund Services at 800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

Prospectus	The Jensen Quality Growth Fund Inc.	13

When making a purchase request, make sure your request is in good order. For purchases made through Fund Services, “good order” means your purchase request includes:

•The name of the Fund;

•The dollar amount of shares to be purchased;

•Account application form or investment stub; and

•Check payable to “The Jensen Quality Growth Fund Inc.”

For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Share Classes and Minimum Investments Pertaining to the Fund
This Prospectus offers two classes of Fund shares: Class J shares and Class I shares. The two classes of Fund shares are subject to the same investment advisory fees but are subject to different distribution and/or shareholder servicing fees.

Except as described in this section, the minimum investment amount for each class of Fund shares is as follows:

	Initial Investment	Subsequent Investment
Class J	$2,500	$100
Class I	$250,000	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser. Registered investment advisors and broker-dealers may generally meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within the Fund.

Current and former employees of the Adviser and their spouses (including domestic partners) and children, may purchase Class I shares and are not subject to any minimum initial investment amount. Subsequent investments by such shareholders are subject to the $100 minimum described above.

The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Financial Intermediaries
You may purchase shares of the Fund through a third-party financial intermediary, such as a broker-dealer (including one that sponsors a mutual fund supermarket program), financial institution or other financial service firm. When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary. The Fund may make arrangements with certain financial intermediaries (“Authorized Intermediaries”) to receive purchase and redemption orders on its behalf. Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Fund. The Fund will be deemed to have received a purchase order when an Authorized Intermediary or, if applicable, its designee receives the order. Purchase requests submitted to an Authorized Intermediary or its designee after the Authorized Intermediary’s or designee’s imposed cut-off time may not be received by the Fund prior to the Fund’s cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day. Such purchase requests will be processed at the NAV calculated at the close of regular trading on the next day that the NYSE is open for business. For more information about your financial intermediary’s rules and procedures, whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund, contact your financial intermediary directly.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are not reflected in the fee table or expense example in this Prospectus, and such charges are retained by the financial intermediary and are not paid to the Fund or the Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Quality Growth Fund Inc.”:

By Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

14	The Jensen Quality Growth Fund Inc.	Prospectus

By Overnight or Express Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207

To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from Fund Services. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by Fund Services. Receipt of purchase orders or redemption requests is based on when the order is received at Fund Services’ offices.

The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment. All purchases must be in U.S. dollars drawn on a domestic financial institution.

NOTE: Fund Services will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by telephone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you should call Fund Services toll free at 800-992-4144. You may then contact your bank to wire funds according to the instructions you were given. Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV. The Fund and U.S. Bank National Association are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For subsequent investments by wire, please contact Fund Services at 800-992-4144 prior to sending your wire. This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank National Association
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bank Global Fund Services
Account Number 112-952-137
Further credit to:    The Jensen Quality Growth Fund Inc.
    Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning Fund Services toll free at 800-992-4144. If your account has been open for 7 business days, this option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Shares will be purchased in your account at the applicable price determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern Time. If your payment is rejected by your bank, Fund Services will charge your account a $25 fee. In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Automatic Investment Program (Class J shares only)
You may purchase Fund shares automatically from your bank under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in the Fund.

•Purchases may be made on a monthly basis.

•To be eligible, your account must be maintained at a domestic financial institution that is an ACH member.

•You may sign up for the automatic investment program by completing an application form.

•Minimum initial investment is $100 (for automatic investment program only).

•Minimum subsequent investment is $100.

Please call our shareholder services at 800-992-4144 for more information about participating in the program. Any request to change or terminate your Automatic Investment Plan should be submitted to Fund Services five days prior to effective date of the request. Fund Services will charge your account a $25 fee for any ACH payment that is not honored.

Prospectus	The Jensen Quality Growth Fund Inc.	15

Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the USA PATRIOT Act and related anti-money laundering laws and regulations. To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•full name;

•date of birth (individuals only);

•Social Security or taxpayer identification number; and

•permanent street address (a P.O. Box alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships, business trusts or trusts, will require additional documentation including in the case of a legal entity, the identity of the beneficial owners of the entity. Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, Fund Services will verify the information on your application as part of the Program. The Fund reserves the right to request additional clarifying information to form a reasonable belief as to the true identity of a customer. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value. If you require additional assistance when completing your application, please contact Fund Services at 800-992-4144.

Choosing a Distribution Option
When you complete your account application, you may choose from four distribution options.

1.You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.You may elect to receive income dividends and capital gains distributions in cash.
3.You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.
4.You may elect to invest income dividends in additional shares of the Fund and receive capital gains distributions in cash.

If you elect to receive distributions and/or dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received by Fund Services in writing or by telephone at least five days prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including:

•IRAs;
•Keogh plan accounts;
•SEP accounts; and
•Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming Fund Services as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Puerto Rico and the U.S. Virgin Islands. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

Conversion and Exchange of Shares
For Other Classes of the Fund

Holders of Class J shares may be or become eligible to invest in Class I shares or Class Y shares of the Fund. Holders of Class I shares may be or become eligible to invest in Class Y shares of the Fund. Such shareholders may convert their shares into shares of the other share class provided that following the conversion the shareholder meets the then-applicable eligibility requirements for the share class. Neither the Class I shares nor Class Y shares is subject to any sales charges or Rule 12b-1 distribution fees. The conversion

16	The Jensen Quality Growth Fund Inc.	Prospectus

will be executed on the basis of the respective net asset values of the share classes.

Investors who hold Class I shares of the Fund through a fee-based program of a financial intermediary, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversion of their Class I shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class I shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversion.

Ordinarily, your conversion of one class of shares of the Fund into another class of shares of the Fund is not considered to be a taxable transaction for federal income tax purposes. You should consult your tax adviser.

For Another Fund Managed by the Adviser

You may exchange all or a portion of your investment from the Fund to the same share class in an identically registered account of any other mutual fund managed by the Adviser. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange of Fund shares for shares of another mutual fund is considered to be a sale of shares for federal income tax purposes which may result in a realized taxable gain or loss. Call the Fund (toll-free) at 800-992-4144 to learn more about exchanges.

The Fund and Fund Services are available to assist you in opening accounts and when purchasing, exchanging or redeeming shares.

Closure of the Fund
The Board of Directors retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders. Based on market and Fund conditions, the Adviser may recommend to the Board of Directors that the Fund be closed to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Fund is closed to new purchases it will continue to honor redemption requests, subject to any suspensions by the Fund of redemption rights at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

Householding
In an effort to decrease costs, the Fund has reduced the number of duplicate prospectuses, annual and semi-annual reports you receive and sends only one copy of each to those addresses shared by two or more accounts. Call toll-free at 800-992-4144 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact Fund Services toll-free at 800-992-4144 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact Fund Services if you wish to complete a Texas Designation of Representative form.

How to Redeem Fund Shares
You may redeem Fund shares on any business day the NYSE is open. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one to three business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

By Overnight or Express Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Fund Services’ post office box, of purchase orders or redemption requests does not constitute

Prospectus	The Jensen Quality Growth Fund Inc.	17

receipt by Fund Services. Receipt of purchase orders or redemption requests is based on when the order is received at Fund Services’ offices.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Fund Services, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request made through Fund Services is considered to be in “good order” if the following information is included:

•The name of the Fund and Class of shares;

•The dollar amount or number of shares being redeemed;

•The account registration number; and

•The signatures of all registered shareholders as registered, providing a signature guarantee(s), if applicable (see the section entitled “Signature Guarantee” below).

The Fund reserves the right to change the requirements for what constitutes a redemption request in “good order.” Shareholders will be given advance notice if the requirements of “good order” change. For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact Fund Services if your account is registered in one of these categories.

You may receive proceeds of your sale by a check sent to the address of record, or electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account. The Fund expects that it will typically take one to three business days following the receipt of your redemption request to pay out redemption proceeds, regardless of whether the redemption proceeds are paid by check, ACH transfer or wire. Please note that wire transfers are subject to a $15 fee. There is no charge to have proceeds sent via ACH. Funds, however, are typically not credited to your bank until one to three business days after redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request, unless the Fund has suspended your right of redemption or postponed the payment date as permitted under the federal securities laws.

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in periods of stressed market conditions. The Fund reserves the right to satisfy redemption requests in kind as described below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used in circumstances as described above, and may also be used in periods of stressed market conditions. The Fund has in place a line of credit that may be used to meet redemption requests during periods of stressed market conditions.

IRA Redemption
If you are an IRA shareholder, you must indicate on your written redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding at a current withholding rate of 10%.

Shares held in IRA accounts may be redeemed by telephone at 800-992-4144. Investors will be asked whether or not to withhold taxes from any distribution.

IRA accounts will be charged a $15 annual maintenance fee.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount not less than $100 and not more than $50,000 by instructing Fund Services by telephone at 800-992-4144. A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges on an existing account. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•That you correctly state your Fund account number;

•The name in which your account is registered;

•The Social Security or tax identification number under which the account is registered; and

18	The Jensen Quality Growth Fund Inc.	Prospectus

•The address of the account holder, as stated in the New Account Application Form.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Telephone redemptions will not be made if you have notified Fund Services of a change of address within 15 calendar days before the redemption request. Neither the Fund nor Fund Services is liable for any loss incurred due to failure to complete a telephone transaction prior to market close.

Systematic Withdrawal Program
The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, calendar quarter, or year is $500. This program may be terminated or modified by the Fund at any time. Any request to change or terminate your SWP should be communicated in writing or by telephone to Fund Services no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted. Please call 800-992-4144 for additional information regarding the SWP.

Signature Guarantee
Fund Services may require a signature guarantee for certain redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•If ownership is being changed on your account;

•When redemption proceeds are payable or sent to any person, address or bank account not on record;

•If a change of address was received by Fund Services within the last 15 calendar days; or

•For redemptions over $50,000 from any shareholder account.

The Fund reserves the right to require a signature guarantee or other acceptable signature verification under other circumstances. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees may be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”) but not from a notary public.

Redemption-in-Kind
The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind). Any securities redeemed in kind remain subject to general market risks until sold. For federal income tax purposes, redemptions in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash. In addition, sales of such in-kind securities may generate taxable gains.

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash. If the Fund pays your redemption proceeds in kind by a distribution of securities, you could incur subsequent brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after Fund Services or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by Fund Services or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern Time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the

Prospectus	The Jensen Quality Growth Fund Inc.	19

seventh day after your redemption request is received in good order by Fund Services. However, if any portion of the shares to be redeemed represents an investment made by check or electronic funds transfer through the ACH network, the Fund may delay the payment of the redemption proceeds until Fund Services is reasonably satisfied that the purchase amount has been collected. This may take up to 12 calendar days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding. See the section entitled “Dividends, Distributions and Taxes” in this Prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered. You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account. There is no charge for redemption payments that are mailed or sent via ACH. ACH payments are usually available within 2 business days. Redemption payments sent by wire transfer must be at least $1,000, and Fund Services currently charges $15 for each wire transfer which, for financial intermediaries, may be paid for by the Fund. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund’s Board of Directors is authorized to institute such a policy if it determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
You may also redeem your shares of the Fund through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm. Such financial intermediaries are authorized to designate other financial intermediaries to receive redemption orders on behalf of the Fund. If you purchased your shares of the Fund through a financial intermediary, your redemption order must be placed through the same financial intermediary. The Fund will be deemed to have received the redemption order when such financial intermediary receives the order. A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing
The Fund is designed for long-term investors. Investors who engage in frequent purchases and redemptions of the Fund’s shares, referred to as “market timing,” may dilute the value of the Fund’s shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs. The Fund’s Board of Directors has adopted a policy regarding such market timing. The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges. In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market-timing investors. As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages market timing and monitors trading activity using a variety of procedures and techniques, including analysis of data for any large redemptions, including the identity and holding period of the redeeming shareholder. These procedures and techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive. The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. The ability of the Fund to apply its market timing policy to investors investing through financial intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary’s cooperation in implementing the policy. In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing. In compliance with Rule 22c-2 of the 1940 Act, the Distributor, on

20	The Jensen Quality Growth Fund Inc.	Prospectus

behalf of the Fund, has entered into shareholder information agreements with each of the Fund’s financial intermediaries. Under the terms of each shareholder information agreement, the financial intermediary must, upon request, provide the Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policy. There may be limitations, however, on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Adviser nor Fund Services will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this Prospectus.

General Transaction Policies
The Fund reserves the right to:

•Vary or waive any minimum investment requirement.

•Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

•Modify or terminate the Automatic Investment Plan at any time.

Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund. For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial service firm for details.

Distributions and Taxes

The Fund declares and makes distributions from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional shares of the Fund unless the shareholder elects to receive distributions in cash as described in the section entitled “How to Purchase Shares – Choosing a Distribution Option.”

If you elect to receive distributions from the Fund of net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions in shares of the Fund.

The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders. The remainder of this discussion assumes the Fund qualifies as a RIC and has satisfied the annual income, investment and distribution requirements.

The taxation of distributions from the Fund is the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of investment company taxable income are treated as ordinary income, and distributions reported by the Fund as a capital gain dividend (i.e., as the excess of net long-term capital gain over net short-term capital loss) in written statements furnished to the Fund’s shareholders are generally taxable as long-term capital gains to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. In the case of non-corporate shareholders, certain net investment income distributions may be attributable to and reported by the Fund as “qualified dividend” income in written statements furnished to the Fund’s shareholders, currently taxable at long-term capital gain rates. For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.

For a non-corporate shareholder, distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend

Prospectus	The Jensen Quality Growth Fund Inc.	21

income treatment or the dividends-received deduction referred to in the previous paragraph.

You may also be subject to state or local taxes with respect to holding or selling Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS. The Fund generally does not accept an application to open an account that does not comply with these requirements.

In addition to the federal income tax, certain individuals, trusts and estates are subject to a tax of 3.8% on net investment income. The net investment income tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this net investment income tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this net investment income tax.

The Fund is required to report to you and the IRS the cost basis of Fund shares acquired after January 1, 2012 when you subsequently sell or redeem those shares. The Fund will determine cost basis using the loss/gain utilization method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.

You may also be subject to state or local taxes with respect to distributions from the Fund or sales, exchanges, or redemptions of Fund shares. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

Confirmation and Statements

Fund Services will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for Fund Services to confirm your order. Fund Services will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter. Each of these reports includes a statement listing the Fund’s portfolio securities.

Disclosure of Portfolio Holdings Information

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings report on Part F of Form N-PORT. The Fund also discloses its portfolio holdings as of each calendar quarter end on its website at www.jenseninvestment.com. The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. A

22	The Jensen Quality Growth Fund Inc.	Prospectus

further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Shareholder Inquiries

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bank Global Fund Services at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

In addition, you may review your account information online by visiting online by visiting
https://www.jenseninvestment.com/individual/contactus/
and clicking on the US Bank Investor Portal or visiting
https://www.secureaccountview.com/BFWeb/clients/jen
sen/index directly.

Index Description

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger-sized U.S. companies.

Prospectus	The Jensen Quality Growth Fund Inc.	23

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available without charge upon request.

Class J	Year Ended May 31,

Per Share Data:	‘20	‘19	‘18	‘17	‘16
Net asset value, beginning of year	$47.79	$47.87	$43.44	$38.78	$40.88
Income from investment operations:
Net investment income(1)	0.58	0.47	0.44	0.45	0.46
Net realized and unrealized gains on investments	5.30	3.88	5.49	6.00	1.72
Total from investment operations	5.88	4.35	5.93	6.45	2.18
Less distributions:
Dividends from net investment income	(0.54)	(0.46)	(0.41)	(0.43)	(0.49)
Distributions from capital gains	(3.67)	(3.97)	(1.09)	(1.36)	(3.79)
Total distributions	$(4.21)	$(4.43)	$(1.50)	$(1.79)	$(4.28)
Net asset value, end of year	$49.46	$47.79	$47.87	$43.44	$38.78
Total return	12.15%	9.58%	13.77%	17.12%	5.99%
Supplemental data and ratios:
Net assets, end of year (000’s)	$2,422,553	$2,700,303	$2,594,126	$2,604,964	$2,317,939
Ratio of expenses to average net assets	0.84%	0.86%	0.87%	0.87%	0.87%
Ratio of net investment income to average net assets	1.11%	0.97%	0.92%	1.12%	1.18%
Portfolio turnover rate	23.38%	17.50%	9.06%	6.80%	14.12%

(1)Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.

24	The Jensen Quality Growth Fund Inc.	Prospectus

Class I	Year Ended May 31,

Per Share Data:	‘20	‘19	‘18	‘17	‘16
Net asset value, beginning of year	$47.81	$47.90	$43.46	$38.80	$40.90
Income from investment operations:
Net investment income(1)	0.66	0.60	0.55	0.56	0.56
Net realized and unrealized gains on investments	5.34	3.87	5.51	6.00	1.72
Total from investment operations	6.00	4.47	6.06	6.56	2.28
Less distributions:
Dividends from net investment income	(0.68)	(0.59)	(0.53)	(0.54)	(0.59)
Distributions from capital gains	(3.67)	(3.97)	(1.09)	(1.36)	(3.79)
Total distributions	$(4.35)	$(4.56)	$(1.62)	$(1.90)	$(4.38)
Net asset value, end of year	$49.46	$47.81	$47.90	$43.46	$38.80
Total return	12.41%	9.85%	14.08%	17.42%	6.25%
Supplemental data and ratios:
Net assets, end of year (000’s)	$4,002,485	$3,454,461	$3,261,893	$3,052,698	$2,799,657
Ratio of expenses to average net assets	0.60%	0.61%	0.62%	0.60%	0.63%
Ratio of net investment income to average net assets	1.37%	1.22%	1.18%	1.38%	1.42%
Portfolio turnover rate	23.38%	17.50%	9.06%	6.80%	14.12%

(1)Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.

Prospectus	The Jensen Quality Growth Fund Inc.	25

The Jensen Quality Growth Fund Inc.

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
Telephone:    503-726-4384
    800-221-4384
www.jenseninvestment.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212-3958

Transfer Agent, Fund Administrator
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Telephone: 800-992-4144

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202-5207

Legal Counsel
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

26	The Jensen Quality Growth Fund Inc.	Prospectus

Notice of Privacy Policy

The Jensen Quality Growth Fund Inc. (the “Fund”), has had a long-standing policy of maintaining strict confidentiality over customer information. The Fund’s policy is as follows:

Confidentiality and Security

All nonpublic personal information about our customers (“you”) will be kept strictly confidential. We maintain physical, electronic and operational safeguards to protect customer nonpublic personal information.

Categories of information the Fund discloses and parties to whom the Fund discloses that information:

The Fund does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties without the shareholder’s authorization, except as permitted or required by law. For example, the Fund is permitted by law to disclose all of the information it collects, as described below, to its Transfer Agent to process your transactions. The Fund is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information the Fund collects:

The Fund collects nonpublic personal information about you from the following sources:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, telephone number, social security number, and date of birth; and

•Information about your transactions with the Fund, its affiliates, or others, including, but not limited to, your account number and balance, investment history, parties to transactions, and information about our communications with you, such as account statements and trade confirmations.

•In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Prospectus	The Jensen Quality Growth Fund Inc.	1

The Jensen Quality Growth Fund Inc.

Class J Shares	Class I Shares

For More Information
You can learn more about The Jensen Quality Growth Fund Inc. (the “Fund”), in the following documents:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings. The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s Statement of Additional Information (“SAI”) supplements this Prospectus and is incorporated into this Prospectus by reference. The SAI includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund.

The Fund’s annual and semi-annual reports and the SAI are available free of charge upon request by contacting the Fund toll free at 800-992-4144 or on the Fund’s website at www.jenseninvestment.com. You may also call this toll-free number to request additional information about the Fund or to make shareholder inquiries. Reports and other information about the Fund are available free of charge on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC FILE NUMBER: 811-6653

jenseninvestment.com

2	The Jensen Quality Growth Fund Inc.	Prospectus

PROSPECTUS	The Jensen Quality Growth Fund Inc.

9/30/2020

Class R Shares JENRX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.jenseninvestment.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by calling 800-992-4144 or by sending an e-mail request to funds@jenseninvestment.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800-992-4144 or send an e-mail request to funds@jenseninvestment.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Prospectus	September 30, 2020

The Jensen Quality Growth Fund Inc.
Class R Shares

5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
800-992-4144
www.jenseninvestment.com

This prospectus applies to Class R shares of the Fund. The Fund also offers Class J, Class I and Class Y shares in separate prospectuses.

Prospectus	Jensen Quality Growth Fund Inc.	1

Summary Section

Investment Objective
The objective of The Jensen Quality Growth Fund Inc. (the “Fund”), is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Class R
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class R
Management Fees	0.49%
Distribution and Shareholder Servicing (12b-1) Fees	0.50%
Shareholder Servicing Fee(1)	0.17%
Other Expenses(2)	0.12%
Total Annual Fund Operating Expenses(3)	1.28%
(1)Class R shares are subject to an annual shareholder servicing fee not to exceed 0.25% of average daily net assets of the Class R shares.
(2)Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses.
(3)Please note that Total Annual Fund Operating Expenses in the table above for the Class R shares does not correlate to the ratio of Expenses to Average Net Assets for the Class R shares found within the “Financial Highlights” section of this prospectus, which does not include acquired fund fees and expenses. For the period, acquired fund fees and expenses for the Class R shares are less than 0.01% and are included in Other Expenses in the table above.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$130	$406	$702	$1,545

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2020, the Fund’s portfolio turnover rate was 23.38% of the average value of its portfolio.

Principal Investment Strategies
To achieve its objective, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of publicly traded common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”):

•Have consistently achieved a high return on equity over the prior ten years;
•Be in excellent financial condition; and
•Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily U.S.

2	The Jensen Quality Growth Inc.	Prospectus

companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

•Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

•Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

•Recent Market Events Risk
U.S. and international markets have experienced significant
periods of volatility in recent years due to a number of
economic, political and global macro factors including the
impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries.
These developments as well as other events, such as the 2020 U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

•Non-diversification Risk
The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

•Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

•Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

•Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one, five and ten years compare with those of a broad measure of market performance. The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com or by calling the Fund toll-free at 800-992-4144.

Prospectus	Jensen Quality Growth Fund Inc.	3

The Jensen Quality Growth Fund Inc. - Class R Shares
Annual Total Return as of December 31* of Each Year

*The Fund’s year-to-date total return as of June 30, 2020 was -3.23%.

During the ten-year period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:    14.29% (1st quarter 2019)

Worst Quarter:    -14.55% (3rd quarter 2011)

Average Annual Total Returns For the Periods Ended December 31, 2019	One Year	5 Years	10 Years
Class R Shares
Return Before Taxes	28.52%	12.65%	12.77%
Return After Taxes on Distributions	26.27%	10.88%	11.61%
Return After Taxes on Distributions and Sale of Fund Shares	18.43%	9.76%	10.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Adviser
Jensen Investment Management, Inc. is the Fund’s investment adviser.

Portfolio Managers
The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

4	The Jensen Quality Growth Inc.	Prospectus

Portfolio Manager	Years of Service with the Fund	Primary Title
Eric H. Schoenstein	Since 2004	Vice President and Managing Director
Robert D. McIver	Since 2005	President and Managing Director
Kurt M. Havnaer	Since 2007	Portfolio Manager
Allen T. Bond	Since 2011	Vice President and Managing Director
Kevin J. Walkush	Since 2011	Portfolio Manager
Adam D. Calamar	Since 2013	Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (The Jensen Quality Growth Fund Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), by telephone at 800-992-4144, on any day the New York Stock Exchange is open for trading, or by wire. Investors who wish to purchase or redeem shares of the Fund through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are as follows:

Minimum Investment Amount
Initial	Additional
$2,500	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser.

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to the broker-dealer or other intermediaries for transactions in the Fund, which are not reflected in the fee table or expense example. Ask your adviser or visit your financial intermediary’s website for more information.

Prospectus	Jensen Quality Growth Fund Inc.	5

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The Fund’s investment objective is long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies
The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

Investment Process
To achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests primarily in the publicly traded common stocks of approximately 25 to 30 U.S. companies selected according to the specific, long-term investment criteria established by the Adviser and described more fully below. The Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders. These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

As determined by the Adviser in each case, a company must have satisfied all of the following criteria to be purchased by the Fund:

•As determined annually, have a market capitalization of $1 billion or more and attained a return on equity of at least 15 percent per year for each of its prior 10 fiscal years (which, for example, may include companies with negative equity resulting from debt-financing of large share repurchases);
•Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from free cash flow;
•Have established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Adviser;
•Have demonstrated a commitment to mitigating business risk and increasing shareholders’ value by strategically investing free cash flow, acquiring companies that contribute to their competitive advantage, repurchasing outstanding shares or increasing dividends;
•Have the capability of continuing to meet all of the above criteria; and
•Be priced at a discount to its intrinsic value. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

In its determination of which companies qualify for purchase by the Fund, the Adviser also assesses a company's competitive, regulatory, and environmental, social and governance ("ESG") risks to assess whether company management has, in the opinion of the Adviser, adequately managed the impact of those risks to mitigate business risk and enhance shareholder value. The Adviser does not make portfolio purchase or sale decisions solely based on its evaluation of ESG factors.

The Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
Although the Fund invests primarily in publicly traded common stocks of U.S. companies, it may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

•Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange (“NYSE”) and the NASDAQ® Stock Market.

•Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above. The Fund, however,

6	The Jensen Quality Growth Inc.	Prospectus

does not expect convertible securities to be a significant amount of its total assets.

•American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. The Fund, however, does not expect ADRs to be a significant portion of its total assets.

•Equity securities listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, issued by foreign companies. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of its total assets. An issuer may be classified as either “domestic” or “foreign” depending upon which factors the Adviser considers most important for a given issuer. In making such determinations, the Adviser will generally look to the location of the issuer’s principal headquarters. However, if the Adviser believes the issuer is headquartered in a jurisdiction primarily for tax purposes, it will consider other factors, such as the location of the issuer’s operational headquarters and senior management.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a portfolio company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation. In addition, the Fund will begin to sell its position in a portfolio company if that company no longer satisfies the investment criteria specified above, including if its price exceeds intrinsic value, unless the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company. The strategies and timing for disposing of a position in any portfolio company that no longer satisfies the Fund’s investment criteria are based on various and ongoing security-specific and portfolio-level considerations taken into account by the Adviser. As a result, the Fund’s sale of its position in a portfolio company may occur over an extended period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund does not engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund’s Other Investments
As a non-principal investment strategy, the Fund may invest a portion of its assets in cash or cash equivalents. In addition, in response to adverse market, economic, political or other conditions, the Fund may take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies and invest up to 25% of the Fund’s total assets in cash or cash equivalents. Some of these short-term instruments include:

•Cash held by the Fund’s custodian, U.S. Bank National Association;

•Money market mutual funds;

•FDIC-insured bank deposits;

•United States Treasury bills;

•Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);

•Demand notes of companies whose commercial paper receives the same ratings listed above by S&P or Moody’s;

•Institutional-grade paper maturing at 13 months or less; and

•U.S. government agency discount notes.

If the market advances during periods when the Fund is holding a large position in cash or cash equivalents, the Fund may not participate to the extent it would have if the Fund had been more fully invested in accordance with its principal investment strategies, which may result in the Fund not achieving its investment objective.

To the extent that the Fund invests in money market mutual funds for its cash positions, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that:

•The Fund’s investment strategy is applied consistently over time;

•The objective investment criteria are applied on a uniform basis; and

Prospectus	Jensen Quality Growth Fund Inc.	7

•Management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

•Established an investment team to execute the investment discipline;

•Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;

•Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Adviser determines the issuer’s performance makes a change advisable; and

•Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

These measures are in addition to those required by the Investment Company Act of 1940, as amended (“1940 Act”). See the Fund’s SAI for more information on compliance with the 1940 Act.

Principal Risks

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time. The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of its assets, and investor sentiment and perception of a company. In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Adviser makes all decisions regarding the Fund’s investments. Accordingly, the Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the Fund’s assets and investments. The Fund may only invest in those companies that can be purchased at a discount to their intrinsic values as calculated by the Adviser. Since the intrinsic value is calculated from estimated future cash flows, the Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company’s securities may never reach the Adviser’s estimate of its intrinsic value. In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Adviser’s estimate of its intrinsic value for extended periods of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. The Adviser’s assessment of its investment criteria for a portfolio company may be incorrect. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Recent Market Events Risk
The U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas,
uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines,
cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause a relatively greater strain on those countries’ healthcare systems than those in developed countries.
Health crises and related political, social and economic disruptions caused by the spread of the coronavirus outbreak may also
exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the 2020 U.S. presidential election and hurricanes or other severe weather-related events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Fund’s investment adviser or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

8	The Jensen Quality Growth Inc.	Prospectus

Non-diversification Risk
The Fund is a non-diversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund’s “non-diversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.” The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong, shorter-term market appreciation but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Other Investment Risks
The Fund may engage in certain non-principal investment strategies as discussed in this Prospectus. To the extent that the Fund engages in these non-principal strategies, the Fund will be subject to the following risks:

Preferred Stock Risk
A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Generally, preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved or both. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or deferred by the issuer.

Convertible Securities Risk
A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in U.S. companies that engage in significant foreign business. See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this Prospectus. These investments involve certain risks, such as:

•Political or economic instability in the country where the company is headquartered or doing business;

•Fluctuations in the relative rates of exchange between the currencies of different nations;

•The difficulty of predicting international trade patterns; and

•The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See “Investment Policies, Strategies and Associated Risks—American Depositary Receipts” in the Fund’s SAI for additional information relating to ADRs.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information

Prospectus	Jensen Quality Growth Fund Inc.	9

security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (such as through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (that is, efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other law, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of the Fund’s portfolio securities, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for Fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Management of the Fund

Organization of the Fund
The Fund is organized as an Oregon corporation and is managed under the supervision of its Board of Directors. For additional information about the Fund’s organization and Board of Directors, please see the Fund’s SAI.

Investment Adviser
The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5500 Meadows Road, Suite 200, Lake Oswego, Oregon 97035-3623. The investments and business operations of the Fund are managed by the Adviser subject to oversight by the Fund’s Board of Directors. The Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was established in 1992.

The Adviser also serves as investment adviser to individual and institutional accounts, as well as the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund, each of which an open-end mutual fund, and was managing assets totaling approximately $11.9 billion as of August 31, 2020. For its services to the Fund, the Investment Adviser receives an investment advisory fee paid monthly by the Fund at an annual rate calculated as a percentage of the average daily net assets of the Fund. The table below illustrates the Fund’s base investment advisory fee annual rate and the reduced annual fee rates on Fund assets in excess of certain levels (breakpoints):

Annual Investment Advisory Fee (as a percentage of the Fund’s average daily net assets)
$4 billion or less	More than $4 billion, up to $8 billion	More than $8 billion, up to $12 billion	More than $12 billion
0.500%	0.475%	0.450%	0.425%

For the Fund’s most recent fiscal year ended May 31, 2020, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.49% of average daily net assets of the Fund. The Fund’s Board of Directors most recently approved the continuation of the Fund’s investment advisory agreement with the Adviser on July 14, 2020. A discussion regarding the Board of Director’s decision to continue the Fund’s investment advisory agreement with the Adviser will be included in the Fund’s semi-annual report to shareholders for the six-month period ended November 30, 2020.

Portfolio Managers
The Fund is managed by a team composed of the Adviser’s investment team for the Fund, which is responsible for all investment decisions for the Fund. All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments. The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund. The investment team is composed of Eric H. Schoenstein, Robert D. McIver, Kurt M. Havnaer, Allen T. Bond, Kevin J. Walkush and Adam D. Calamar.

10	The Jensen Quality Growth Inc.	Prospectus

Eric H. Schoenstein was appointed Director of Business Analysis of the Adviser in September 2002. Mr. Schoenstein, a Vice President of the Adviser, has been a Managing Director of the Adviser since 2007 and has over 33 years of accounting and business analysis experience. He spent nearly 14 years with Arthur Andersen LLP, serving as a Senior Audit Manager and providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries. Mr. Schoenstein is a Vice President of the Fund. Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Adviser in February 2007, and joined the Adviser in September 2004 as Director of Operations and Portfolio Manager. Mr. McIver was elected as a Director of the Fund by the Fund’s Board of Directors in July 2015 to fill a vacancy caused by the retirement of another Fund Director, Gary W. Hibler. Mr. McIver, a Managing Director of the Adviser since 2007, has over 32 years of experience in the banking and investment management business, including 2 years with National Westminster Bank as a corporate banker, 10 years with Schroder Investment Management in London, and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America. More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004. Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer, CFA, Portfolio Manager, has been employed by the Adviser since December 2005, previously holding the position of Business Analyst through September 2015. Mr. Havnaer has over 32 years of experience in the investment management industry. Prior to joining the Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager. Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management. He has been a member of the investment team since September of 2007.

Allen T. Bond, CFA, was appointed Vice President and Managing Director of the Adviser in September 2017. Mr. Bond has been employed by the Adviser since February 2007, previously holding the position of Business Analyst through September 2015, and Portfolio Manager from October 2015 through August 2017. Mr. Bond has over 22 years of experience in the investment management industry. Mr. Bond previously served as a Credit Analyst at Washington Mutual where he performed fundamental analysis on investment-grade corporate bond issuers in connection with a fixed-income securities portfolio managed by the insurance company subsidiary of Washington Mutual. Prior to Washington Mutual, he was a High Yield Credit Analyst and Trader for Columbia Management Group. Mr. Bond began his career as a trader at Ferguson Wellman Capital Management. He has been a member of the investment team since May of 2011.

Kevin J. Walkush, Portfolio Manager, has been employed by the Adviser since May 2007, previously holding the position of Business Analyst through September 2015. Mr. Walkush has over 15 years of experience in the investment management industry. Mr. Walkush joined the Adviser from Morningstar where he held the position of Stock Analyst. In that role, Mr. Walkush provided equity research coverage of industrial, mining, and alternative energy stocks. Prior to Morningstar, Mr. Walkush consulted for Lux Capital where he performed due diligence on investment candidates as well as prepared university-based technology for commercialization. Mr. Walkush has also held various finance and operational roles at Amazon.com and Weyerhaeuser. He has been a member of the investment team since May of 2011.

Adam D. Calamar, CFA, Portfolio Manager, has been employed by the Adviser since May 2008, and has over 13 years of experience in the investment management industry. Mr. Calamar held the position of Business Analyst from January 2010 through September 2015, and previously held the position of Manager of Institutional Services where he assisted in relationship management with the company’s institutional clients. Mr. Calamar was previously employed by Broadmark Asset Management, LLC. He has been a member of the investment team since September 2013.

Distribution and Servicing of Shares

Distributor
Quasar Distributors, LLC (“Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “12b-1 Plan”) for its Class R shares in accordance with Rule 12b 1 of the Investment Company Act of 1940. The 12b-1 Plan allows the Fund’s Class R shares to pay fees to financial intermediaries and other service providers for the sale and distribution of Class R shares and for shareholder servicing and maintenance of shareholder accounts. The 12b-1 Plan authorizes and provides for payments of up to 0.50% per year of the Fund’s average daily net assets for Class R shares for sale and distribution services and shareholder servicing. As these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, the Adviser may make payments from past profits and other resources, including from its relationship with the Fund, to compensate any financial intermediaries and other service providers that provide sales and distribution services and shareholder servicing and account maintenance to the Fund’s Class R shares and charge a

Prospectus	Jensen Quality Growth Fund Inc.	11

higher fee than the 0.50% paid by the Class R shares under the 12b-1 Plan. Any portion of these fees in excess of 0.50% is paid by the Adviser and not by the Class R shares of the Fund. The fee rates charged by these financial intermediaries vary. The Fund’s SAI provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the amount and other details of the payments the financial intermediary receives for the services it provides to the Fund’s Class R shares and other mutual funds available to the financial intermediary’s customers. To the extent that these fees paid to the financial intermediary (and any fees paid to the financial intermediary under the Fund’s Shareholder Servicing Plan (see below)) for its services to the Fund, or other payments it receives for providing Fund marketing support, are higher than those paid by other mutual funds, such payments create an incentive for the financial intermediary and its financial professionals to sell the Class R shares of the Fund rather than other mutual funds or to sell Class R shares over other share classes of the Fund for which the intermediary does not receive payment or receives a lower amount.

Shareholder Servicing Plan
The Fund has implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) for its Class R shares that authorizes the Fund to make payments to financial intermediaries, retirement plan administrators and other service providers in return for their shareholder servicing and maintenance of Class R shareholder accounts, including participant recordkeeping and administrative services provided for participants in retirement plans that maintain Class R accounts in the Fund. The shareholder servicing and maintenance fees authorized under the Shareholder Servicing Plan may not exceed 0.25% per year of the Fund’s average daily net assets for Class R shares and may not be used to pay for any services in connection with the distribution and sale of Class R shares. The fee rates charged by these financial intermediaries vary.

Shareholder Service Information

Pricing of Fund Shares
The price of Fund shares is its net asset value per share (“NAV”). The NAV is calculated at the close of regular trading hours of the NYSE (generally 4:00 p.m., Eastern Time) each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding.

The Fund uses the following methods to value securities held in its portfolio:

•Securities listed on U.S. stock exchanges, including the NYSE, are valued at the last sale price at the close on its principal exchange. Securities listed on the NASDAQ® Stock Market are valued at the NASDAQ Official Closing Price. If such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

•Securities that are traded in the over-the-counter market are valued at their current bid price;
•Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
•Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly.

Fair Value Pricing
The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security. To address these situations, a fair value pricing policy for the Fund has been approved by the Fund’s Board of Directors. When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

12	The Jensen Quality Growth Inc.	Prospectus

The Fund’s Board of Directors reviews the fair value pricing policy periodically. See the SAI for more information about the pricing of the Fund’s shares.

How to Buy Fund Shares

Class R Shares
The Class R shares are available to defined contribution plans and other retirement plans. The Fund offers three additional classes of shares through separate prospectuses: Class J shares, the Fund’s original class of shares, are available to retail investors, Class I shares are available to institutional investors and individuals willing to make a significant initial investment, as well as to employees of the Fund’s Investment Adviser and Class Y shares are available to institutional investors and individuals willing to make a higher, significant investment and to employees and clients of the Adviser as well as to employee benefit plans sponsored by the Adviser. Each share class has its own expense structure and minimum investment amount.

You may purchase shares of the Fund directly from the Fund. Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after the Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

Additional Purchase Information Pertaining to the Fund
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services(“Fund Services”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trusts, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact Fund Services at 800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

When making a purchase request, make sure your request is in good order. For purchases made through Fund Services, “good order” means your purchase request includes:

•The name of the Fund;

•The dollar amount of shares to be purchased;

•Account application form or investment stub; and

•Check payable to “The Jensen Quality Growth Fund Inc.”

For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Minimum Investments Pertaining to the Fund
Except as described in this section, the minimum investment amount of Fund shares is as follows:

Initial Investment	Subsequent Investment
$2,500	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser.

The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Financial Intermediaries
You may purchase shares of the Fund through a third-party financial intermediary, such as a broker-dealer (including one that sponsors a mutual fund supermarket program), financial institution or other financial service firm. When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary. The Fund may make arrangements with certain financial intermediaries (“Authorized Intermediaries”) to receive purchase and redemption orders on its behalf. Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Fund. The Fund will be deemed to have received a purchase order when an

Prospectus	Jensen Quality Growth Fund Inc.	13

Authorized Intermediary or, if applicable, its designee receives the order. Purchase requests submitted to an Authorized Intermediary or its designee after the Authorized Intermediary’s or designee’s imposed cut-off time may not be received by the Fund prior to the Fund’s cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day. Such purchase requests will be processed at the NAV calculated at the close of regular trading on the next day that the NYSE is open for business. For more information about your financial intermediary’s rules and procedures, whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund, contact your financial intermediary directly.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are not reflected in the fee table or expense example in this Prospectus, and such charges are retained by the financial intermediary and are not paid to the Fund or the Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Quality Growth Fund Inc.”:

By Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

By Overnight or Express Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207

To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from Fund Services. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by Fund Services. Receipt of purchase orders or redemption requests is based on when the order is received at Fund Services’ offices.

The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment. All purchases must be in U.S. dollars drawn on a domestic financial institution.

NOTE: Fund Services will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by telephone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you should call Fund Services toll free at 800-992-4144. You may then contact your bank to wire funds according to the instructions you were given. Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV. The Fund and U.S. Bank National Association are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For subsequent investments by wire, please contact Fund Services at 800-992-4144 prior to sending your wire. This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank National Association
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bank Global Fund Services
Account Number 112-952-137
Further credit to:    The Jensen Quality Growth Fund Inc.
    Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning Fund Services toll free at 800-992-4144. If your account has been open for 7 business days, this option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks

14	The Jensen Quality Growth Inc.	Prospectus

that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Shares will be purchased in your account at the applicable price determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern Time. If your payment is rejected by your bank, Fund Services will charge your account a $25 fee. In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the USA PATRIOT Act and related anti-money laundering laws and regulations. To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•full name;

•date of birth (individuals only);

•Social Security or taxpayer identification number; and

•permanent street address (a P.O. Box alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships , business trusts or trusts, will require additional documentation including in the case of a legal entity, the identity of the beneficial owners of the entity. Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, Fund Services will verify the information on your application as part of the Program. The Fund reserves the right to request additional clarifying information to form a reasonable belief as to the true identity of a customer. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value. If you require additional assistance when completing your application, please contact Fund Services at 800-992-4144.

Choosing a Distribution Option
When you complete your account application, you may choose from four distribution options.

1.You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.You may elect to receive income dividends and capital gains distributions in cash.
3.You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.
4.You may elect to invest income dividends in additional shares of the Fund and receive capital gains distributions in cash.

If you elect to receive distributions and/or dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing or by telephone by Fund Services at least five days prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including:

•IRAs;
•Keogh plan accounts;
•SEP accounts; and
•Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming Fund Services as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Puerto Rico and the U.S. Virgin Islands. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and Fund Services are available to assist you in opening accounts and when purchasing, exchanging or redeeming shares.

Prospectus	Jensen Quality Growth Fund Inc.	15

Closure of the Fund
The Board of Directors retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders. Based on market and Fund conditions, the Adviser may recommend to the Board of Directors that the Fund be closed to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Fund is closed to new purchases it will continue to honor redemption requests, subject to any suspensions by the Fund of redemption rights at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

Householding
In an effort to decrease costs, the Fund has reduced the number of duplicate prospectuses, annual and semi-annual reports you receive and sends only one copy of each to those addresses shared by two or more accounts. Call toll-free at 800-992-4144 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact Fund Services toll-free at 800-992-4144 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact Fund Services if you wish to complete a Texas Designation of Representative form.

How to Redeem Fund Shares
You may redeem Fund shares on any business day the NYSE is open. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one to three business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

By Overnight or Express Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by Fund Services. Receipt of purchase orders or redemption requests is based on when the order is received at Fund Services’ offices.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Fund Services, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request made through Fund Services is considered to be in “good order” if the following information is included:

•The name of the Fund and Class of shares;

•The dollar amount or number of shares being redeemed;

•The account registration number; and

•The signatures of all registered shareholders as registered, providing a signature guarantee(s), if applicable (see the section entitled “Signature Guarantee” below).

The Fund reserves the right to change the requirements for what constitutes a redemption request in “good order.” Shareholders will be given advance notice if the requirements of “good order” change. For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of

16	The Jensen Quality Growth Inc.	Prospectus

incumbency or copies of trust documents. Please contact Fund Services if your account is registered in one of these categories.

You may receive proceeds of your sale by a check sent to the address of record, or electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account. The Fund expects that it will typically take one to three business days following the receipt of your redemption request to pay out redemption proceeds, regardless of whether the redemption proceeds are paid by check, ACH transfer or wire. Please note that wire transfers are subject to a $15 fee. There is no charge to have proceeds sent via ACH. Funds, however, are typically not credited to your bank until one to three business days after redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request, unless the Fund has suspended your right of redemption or postponed the payment date as permitted under the federal securities laws.

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in periods of stressed market conditions. The Fund reserves the right to satisfy redemption requests in kind as described below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used in circumstances as described above, and may also be used in periods of stressed market conditions. The Fund has in place a line of credit that may be used to meet redemption requests during periods of stressed market conditions.

IRA Redemption
If you are an IRA shareholder, you must indicate on your written redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding at a current withholding rate of 10%.

Shares held in IRA accounts may be redeemed by telephone at 800-992-4144. Investors will be asked whether or not to withhold taxes from any distribution.

IRA accounts will be charged a $15 annual maintenance fee.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount not less than $100 and not more than $50,000 by instructing Fund Services by telephone at 800-992-4144. A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges on an existing account. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•That you correctly state your Fund account number;

•The name in which your account is registered;

•The Social Security or tax identification number under which the account is registered; and

•The address of the account holder, as stated in the New Account Application Form.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Telephone redemptions will not be made if you have notified Fund Services of a change of address within 15 calendar days before the redemption request. Neither the Fund nor Fund Services is liable for any loss incurred due to failure to complete a telephone transaction prior to market close.

Systematic Withdrawal Program
The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, calendar quarter, or year is $500. This program may be terminated or modified by the Fund at any time. Any request to change or terminate your SWP should be communicated in writing or by telephone to Fund Services no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds

Prospectus	Jensen Quality Growth Fund Inc.	17

the amounts credited to your account, the account ultimately may be depleted. Please call 800-992-4144 for additional information regarding the SWP.

Signature Guarantee
Fund Services may require a signature guarantee for certain redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•If ownership is being changed on your account;

•When redemption proceeds are payable or sent to any person, address or bank account not on record;

•If a change of address was received by Fund Services within the last 15 calendar days; or

•For redemptions over $50,000 from any shareholder account.

The Fund reserves the right to require a signature guarantee or other acceptable signature verification under other circumstances. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees may be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”) but not from a notary public.

Redemption-in-Kind
The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind). Any securities redeemed in kind remain subject to general market risks until sold. For federal income tax purposes, redemptions in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash. In addition, sales of such in-kind securities may generate taxable gains.

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash. If the Fund pays your redemption proceeds in kind by a distribution of securities, you could incur subsequent brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after Fund Services or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by Fund Services or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern Time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by Fund Services. However, if any portion of the shares to be redeemed represents an investment made by check or electronic funds transfer through the ACH network, the Fund may delay the payment of the redemption proceeds until Fund Services is reasonably satisfied that the purchase amount has been collected. This may take up to 12 calendar days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding. See the section entitled “Dividends, Distributions and Taxes” in this Prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered. You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account. There is no charge for redemption payments that are mailed or sent via ACH. ACH payments are usually available within 2 business days. Redemption payments sent by wire transfer must be at least $1,000, and Fund Services currently charges $15 for each wire transfer which, for financial intermediaries, may be paid for by the Fund. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

18	The Jensen Quality Growth Inc.	Prospectus

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund’s Board of Directors is authorized to institute such a policy if it determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
You may also redeem your shares of the Fund through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm. Such financial intermediaries are authorized to designate other financial intermediaries to receive redemption orders on behalf of the Fund. If you purchased your shares of the Fund through a financial intermediary, your redemption order must be placed through the same financial intermediary. The Fund will be deemed to have received the redemption order when such financial intermediary receives the order. A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing
The Fund is designed for long-term investors. Investors who engage in frequent purchases and redemptions of the Fund’s shares, referred to as “market timing,” may dilute the value of the Fund’s shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs. The Fund’s Board of Directors has adopted a policy regarding such market timing. The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges. In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market-timing investors. As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages market timing and monitors trading activity using a variety of procedures and techniques, including analysis of data for any large redemptions, including the identity and holding period of the redeeming shareholder. These procedures and techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive. The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. The ability of the Fund to apply its market timing policy to investors investing through financial intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary’s cooperation in implementing the policy. In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing. In compliance with Rule 22c-2 of the 1940 Act, the Distributor, on behalf of the Fund, has entered into shareholder information agreements with each of the Fund’s financial intermediaries. Under the terms of each shareholder information agreement, the financial intermediary must, upon request, provide the Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policy. There may be limitations, however, on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Adviser nor Fund Services will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this Prospectus.

General Transaction Policies
The Fund reserves the right to:

•Vary or waive any minimum investment requirement.

•Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Prospectus	Jensen Quality Growth Fund Inc.	19

Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund. For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial service firm for details.

Distributions and Taxes

The Fund declares and makes distributions from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional shares of the Fund unless the shareholder elects to receive distributions in cash as described in the section entitled “How to Purchase Shares – Choosing a Distribution Option.”

If you elect to receive distributions from the Fund of net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions in shares of the Fund.

The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders. The remainder of this discussion assumes the Fund qualifies as a RIC and has satisfied the annual income, investment and distribution requirements.

The taxation of distributions from the Fund is the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of investment company taxable income are treated as ordinary income, and distributions reported by the Fund as a capital gain dividend (i.e., as the excess of net long-term capital gain over net short-term capital loss) in written statements furnished to the Fund’s shareholders are generally taxable as long-term capital gains to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. In the case of non-corporate shareholders, certain net investment income distributions may be attributable to and reported by the Fund as “qualified dividend” income in written statements furnished to the Fund’s shareholders, currently taxable at long-term capital gain rates. For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.

For a non-corporate shareholder, distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You may also be subject to state or local taxes with respect to holding or selling Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS. The Fund generally does not accept an application to open an account that does not comply with these requirements.

In addition to the federal income tax, certain individuals, trusts and estates are subject to a tax of 3.8% on net investment income. The net investment income tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this net investment income tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this net investment income tax.

20	The Jensen Quality Growth Inc.	Prospectus

The Fund is required to report to you and the IRS the cost basis of Fund shares acquired after January 1, 2012 when you subsequently sell or redeem those shares. The Fund will determine cost basis using the loss/gain utilization method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the
Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

Confirmation and Statements

Fund Services will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for Fund Services to confirm your order. Fund Services will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter. Each of these reports includes a statement listing the Fund’s portfolio securities.

Disclosure of Portfolio Holdings Information

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in the quarterly holdings report on Part F of Form N-PORT. The Fund also discloses its portfolio holdings as of each calendar quarter end on its website at www.jenseninvestment.com. The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Shareholder Inquiries

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bank Global Fund Services at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

In addition, you may review your account information online by visiting online by visiting
https://www.jenseninvestment.com/individual/contactus/
and clicking on the US Bank Investor Portal or visiting
https://www.secureaccountview.com/BFWeb/clients/jen
sen/index directly.

Prospectus	Jensen Quality Growth Fund Inc.	21

Index Description

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger-sized U.S. companies.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available without charge upon request.

Class R	Year Ended May 31,

Per Share Data:	‘20	‘19	‘18	‘17	‘16
Net asset value, beginning of year	$47.53	$47.62	$43.23	$38.59	$40.69
Income from investment operations:
Net investment income(1)	0.34	0.28	0.26	0.29	0.32
Net realized and unrealized gains on investments	5.30	3.86	5.47	5.98	1.72
Total from investment operations	5.64	4.14	5.73	6.27	2.04
Less distributions:
Dividends from net investment income	(0.32)	(0.26)	(0.25)	(0.27)	(0.35)
Distributions from capital gains	(3.67)	(3.97)	(1.09)	(1.36)	(3.79)
Total distributions	$(3.99)	$(4.23)	$(1.34)	$(1.63)	$(4.14)
Net asset value, end of year	$49.18	$47.53	$47.62	$43.23	$38.59
Total return	11.66%	9.17%	13.34%	16.69%	5.63%
Supplemental data and ratios:
Net assets, end of year (000’s)	$23,995	$28,197	$31,597	$27,300	$29,181
Ratio of expenses to average net assets	1.27%	1.24%	1.24%	1.24%	1.22%
Ratio of net investment income to average net assets	0.68%	0.58%	0.56%	0.75%	0.83%
Portfolio turnover rate	23.38%	17.50%	9.06%	6.80%	14.12%
(1)    Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.

22	The Jensen Quality Growth Inc.	Prospectus

The Jensen Quality Growth Fund Inc.

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
Telephone:    503-726-4384
    800-221-4384
www.jenseninvestment.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212-3958

Transfer Agent, Fund Administrator
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Telephone: 800-992-4144

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202-5207

Legal Counsel
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Prospectus	Jensen Quality Growth Fund Inc.	23

Notice of Privacy Policy

The Jensen Quality Growth Fund Inc. (the “Fund”), has had a long-standing policy of maintaining strict confidentiality over customer information. The Fund’s policy is as follows:

Confidentiality and Security

All nonpublic personal information about our customers (“you”) will be kept strictly confidential. We maintain physical, electronic and operational safeguards to protect customer nonpublic personal information.

Categories of information the Fund discloses and parties to whom the Fund discloses that information:

The Fund does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties without the shareholder’s authorization, except as permitted or required by law. For example, the Fund is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions. The Fund is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information the Fund collects:

The Fund collects nonpublic personal information about you from the following sources:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, telephone number, social security number, and date of birth; and

•Information about your transactions with the Fund, its affiliates, or others, including, but not limited to, your account number and balance, investment history, parties to transactions, and information about our communications with you, such as account statements and trade confirmations.

•In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Prospectus	Jensen Quality Growth Fund Inc.	1

The Jensen Quality Growth Fund Inc.

Class R Shares

For More Information
You can learn more about The Jensen Quality Growth Fund Inc. (the “Fund”), in the following documents:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings. The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s Statement of Additional Information (“SAI”) supplements this Prospectus and is incorporated into this Prospectus by reference. The SAI includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund.

The Fund’s annual and semi-annual reports and the SAI are available free of charge upon request by contacting the Fund toll free at 800-992-4144 or on the Fund’s website at www.jenseninvestment.com. You may also call this toll-free number to request additional information about the Fund or to make shareholder inquiries. Reports and other information about the Fund are available free of charge on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC FILE NUMBER: 811-6653

jenseninvestment.com

The Jensen Quality Growth Inc.	Prospectus

PROSPECTUS	The Jensen Quality Growth Fund Inc.

9/30/2020

Class Y Shares JENYX

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.jenseninvestment.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary or, if you are a direct investor, by calling 800-992-4144 or by sending an e-mail request to funds@jenseninvestment.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800-992-4144 or send an e-mail request to funds@jenseninvestment.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Prospectus	September 30, 2020

The Jensen Quality Growth Fund Inc.
Class Y Shares
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
800-992-4144
www.jenseninvestment.com

This prospectus applies to Class Y shares of the Fund. The Fund also offers Class J, Class I and Class R shares in separate prospectuses.

Prospectus	The Jensen Quality Growth Fund Inc.	1

Summary Section

Investment Objective
The objective of The Jensen Quality Growth Fund Inc. (the “Fund”), is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Class Y
None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management Fees	0.49%
Other Expenses(1)	0.05%
Total Annual Fund Operating Expenses	0.54%
(1)Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s annualized expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $1,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$5,520	$17,311	$30,176	$67,710

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended May 31, 2020, the Fund’s portfolio turnover rate was 23.38% of the average value of its portfolio.

Principal Investment Strategies
To achieve its objective, the Fund invests in equity securities of approximately 25 to 30 companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist primarily of publicly traded common stocks of U.S. companies. Generally, each company in which the Fund invests must, as determined by the Fund’s investment adviser, Jensen Investment Management, Inc. (the “Adviser”):

•Have consistently achieved a high return on equity over the prior ten years;
•Be in excellent financial condition; and
•Be capable of sustaining outstanding business performance.

These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

The Fund may purchase securities when they are priced below their intrinsic values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.

The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 25 to 30 primarily U.S. companies. The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.

The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

2	The Jensen Quality Growth Fund Inc.	Prospectus

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, that you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

•Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

•Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

•Recent Market Events Risk
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the 2020 U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

•Non-diversification Risk
The Fund is a non-diversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund and therefore, it may be more sensitive to market changes than a diversified fund. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value (“NAV”) of the Fund.

•Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15 percent per year for each of the prior 10 years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

•Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

•Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information on the following page demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total return for one year and since inception compare with those of a broad measure of market performance. The Fund’s past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com or by calling the Fund toll-free at 800-992-4144.

Prospectus	The Jensen Quality Growth Fund Inc.	3

The Jensen Quality Growth Fund Inc. - Class Y Shares(1)
Annual Total Return as of December 31* of Each Year

*Class Y shares year-to-date total return as of June 30, 2020 was -2.84%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:    14.46% (1st quarter 2019)

Worst Quarter:    -10.00% (4th quarter 2018)

Average Annual Total Returns For the Periods Ended December 31, 2019	One Year	Since Inception (9/30/2016)
Class Y Shares
Return Before Taxes	29.40%	16.87%
Return After Taxes on Distributions	26.92%	14.78%
Return After Taxes on Distributions and Sale of Fund Shares	19.09%	13.05%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	15.33%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Management

Investment Adviser
Jensen Investment Management, Inc. is the Fund’s investment adviser.

Portfolio Managers
The Fund is managed by the Adviser’s investment team for the Fund, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Eric H. Schoenstein	Since 2004	Vice President and Managing Director
Robert D. McIver	Since 2005	President and Managing Director
Kurt M. Havnaer	Since 2007	Portfolio Manager
Allen T. Bond	Since 2011	Vice President and Managing Director
Kevin J. Walkush	Since 2011	Portfolio Manager
Adam D. Calamar	Since 2013	Portfolio Manager

4	The Jensen Quality Growth Fund Inc.	Prospectus

Purchase and Sale of Fund Shares
You may purchase or redeem shares by mail (The Jensen Quality Growth Fund Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), by telephone at 800-992-4144, on any day the New York Stock Exchange is open for trading, or by wire. Investors who wish to purchase or redeem shares of the Fund through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are as follows:

Minimum Investment Amount
Initial	Additional
$1,000,000	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser. Registered investment advisors and broker-dealers may generally meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within the Fund.

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are a tax-exempt investor or are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred or other tax-advantaged arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to the broker-dealer or other intermediaries for transactions in the Fund, which are not reflected in the fee table or expense example. Ask your adviser or visit your financial intermediary’s website for more information.

Prospectus	The Jensen Quality Growth Fund Inc.	5

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The Fund’s investment objective is long-term capital appreciation. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies
The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.

Investment Process
To achieve the Fund’s investment objective of long-term capital appreciation, the Fund invests primarily in the publicly traded common stocks of approximately 25 to 30 U.S. companies selected according to the specific, long-term investment criteria established by the Adviser and described more fully below. The Adviser believes these criteria provide objective evidence that a company’s management is capable and dedicated to providing above-average returns to the company’s shareholders. These companies are selected from a universe of companies that have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.

As determined by the Adviser in each case, a company must have satisfied all of the following criteria to be purchased by the Fund:

•As determined annually, have a market capitalization of $1 billion or more and attained a return on equity of at least 15 percent per year for each of its prior 10 fiscal years (which, for example, may include companies with negative equity resulting from debt-financing of large share repurchases);
•Be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from free cash flow;
•Have established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s Adviser;
•Have demonstrated a commitment to mitigating business risk and increasing shareholders’ value by strategically investing free cash flow, acquiring companies that contribute to their competitive advantage, repurchasing outstanding shares or increasing dividends;
•Have the capability of continuing to meet all of the above criteria; and
•Be priced at a discount to its intrinsic value. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

In its determination of which companies qualify for purchase by the Fund, the Adviser also assesses a company's competitive, regulatory, and environmental, social and governance ("ESG") risks to assess whether company management has, in the opinion of the Adviser, adequately managed the impact of those risks to mitigate business risk and enhance shareholder value. The Adviser does not make portfolio purchase or sale decisions solely based on its evaluation of ESG factors.

The Adviser believes that its focus on companies that historically have been able to achieve strong, consistent business performance and earnings growth over the long term, as determined by the Adviser using the above-referenced criteria, is consistent with the Fund’s investment objective of long-term capital appreciation.

The Fund’s Portfolio Securities
Although the Fund invests primarily in publicly traded common stocks of U.S. companies, it may invest in any of the securities set forth below, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria at the time the Fund purchases the security.

•Voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange, including the New York Stock Exchange (“NYSE”) and the NASDAQ® Stock Market.

•Convertible debt securities and convertible preferred stock listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above. The Fund, however,

6	The Jensen Quality Growth Fund Inc.	Prospectus

does not expect convertible securities to be a significant amount of its total assets.

•American Depository Receipts (“ADRs”) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. The Fund, however, does not expect ADRs to be a significant portion of its total assets.

•Equity securities listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, issued by foreign companies. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of its total assets. An issuer may be classified as either “domestic” or “foreign” depending upon which factors the Adviser considers most important for a given issuer. In making such determinations, the Adviser will generally look to the location of the issuer’s principal headquarters. However, if the Adviser believes the issuer is headquartered in a jurisdiction primarily for tax purposes, it will consider other factors, such as the location of the issuer’s operational headquarters and senior management.

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a portfolio company when the Fund’s Adviser determines that the security should be replaced with another qualifying security that has a greater opportunity for appreciation. In addition, the Fund will begin to sell its position in a portfolio company if that company no longer satisfies the investment criteria specified above, including if its price exceeds intrinsic value, unless the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, in which case the Fund may continue to hold and invest in the company. The strategies and timing for disposing of a position in any portfolio company that no longer satisfies the Fund’s investment criteria are based on various and ongoing security-specific and portfolio-level considerations taken into account by the Adviser. As a result, the Fund’s sale of its position in a portfolio company may occur over an extended period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information (“SAI”) for more information on the Fund’s investment policies and restrictions.

The Fund does not engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

The Fund’s Other Investments
As a non-principal investment strategy, the Fund may invest a portion of its assets in cash or cash equivalents. In addition, in response to adverse market, economic, political or other conditions, the Fund may take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies and invest up to 25% of the Fund’s total assets in cash or cash equivalents. Some of these short-term instruments include:

•Cash held by the Fund’s custodian, U.S. Bank National Association;

•Money market mutual funds;

•FDIC-insured bank deposits;

•United States Treasury bills;

•Commercial paper rated A-1 by Standard and Poor’s Corporation (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”);

•Demand notes of companies whose commercial paper receives the same ratings listed above by S&P or Moody’s;

•Institutional-grade paper maturing at 13 months or less; and

•U.S. government agency discount notes.

If the market advances during periods when the Fund is holding a large position in cash or cash equivalents, the Fund may not participate to the extent it would have if the Fund had been more fully invested in accordance with its principal investment strategies, which may result in the Fund not achieving its investment objective.

To the extent that the Fund invests in money market mutual funds for its cash positions, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses.

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that:

•The Fund’s investment strategy is applied consistently over time;

•The objective investment criteria are applied on a uniform basis; and

Prospectus	The Jensen Quality Growth Fund Inc.	7

•Management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

•Established an investment team to execute the investment discipline;

•Objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;

•Defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the Adviser determines the issuer’s performance makes a change advisable; and

•Established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options.

These measures are in addition to those required by the Investment Company Act of 1940, as amended (“1940 Act”). See the Fund’s SAI for more information on compliance with the 1940 Act.

Principal Risks

Stock Market Risk
Because the Fund invests in common stock, the Fund is subject to the risk that the market value of its securities may decrease over a short or extended period of time. The prices of equity securities may change, sometimes rapidly and unpredictably, in response to many different factors such as general economic conditions, interest rates, the historical and prospective financial performance of a company, the value of its assets, and investor sentiment and perception of a company. In addition, particular sectors of the stock market may underperform or outperform the market as a whole, and the value of an individual security held by the Fund may be more volatile than the market as a whole.

Management Risk
The Adviser makes all decisions regarding the Fund’s investments. Accordingly, the Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the Fund’s assets and investments. The Fund may only invest in those companies that can be purchased at a discount to their intrinsic values as calculated by the Adviser. Since the intrinsic value is calculated from estimated future cash flows, the Adviser’s estimate may be in error or change as the forces of economics, competition, inflation, and other factors affect each particular company, and as a result the market price of a company’s securities may never reach the Adviser’s estimate of its intrinsic value. In addition, because intrinsic value is a function of business performance and does not change as much or as frequently as market value, the relationship between the two is not constant, and this disconnect may result in the market price of a company’s securities remaining significantly below the Adviser’s estimate of its intrinsic value for extended periods of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the Adviser believes can be continued by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. The Adviser’s assessment of its investment criteria for a portfolio company may be incorrect. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Recent Market Events Risk
The U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. In addition, the impact and spread of infectious diseases in developing or emerging market countries may cause a relatively greater strain on those countries’ healthcare systems than those in developed countries. Health crises and related political, social and economic disruptions caused by the spread of the coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the 2020 U.S. presidential election and hurricanes or other severe weather-related events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Fund may face challenges with respect to its day-to-day operations if key personnel of the Fund’s investment adviser or other service providers are unavailable due to quarantines and restrictions on travel. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

8	The Jensen Quality Growth Fund Inc.	Prospectus

Non-diversification Risk
The Fund is a non-diversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund’s “non-diversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.” The appreciation or depreciation of a single portfolio security, or the performance of particular sectors of the stock market, may have a greater impact on the NAV of the Fund. Accordingly, the NAV of the Fund may fluctuate more than a comparable “diversified” fund.

Company and Sector Risk
The Fund’s principal investment strategies require that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15 percent per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong, shorter-term market appreciation but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

Large-Cap Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-cap companies.

Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

Other Investment Risks
The Fund may engage in certain non-principal investment strategies as discussed in this Prospectus. To the extent that the Fund engages in these non-principal strategies, the Fund will be subject to the following risks:

Preferred Stock Risk
A preferred stock is a blend of the characteristics of a bond and common stock. It may offer the higher yield of a bond and has priority over common stock in equity ownership, but it does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Generally, preferred stock has preference over common stock in the receipt of dividends or in any residual assets after payment to creditors should the issuer be dissolved or both. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it may be changed or deferred by the issuer.

Convertible Securities Risk
A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on a major United States stock exchange, including the NYSE and the NASDAQ® Stock Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in U.S. companies that engage in significant foreign business. See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this Prospectus. These investments involve certain risks, such as:

•Political or economic instability in the country where the company is headquartered or doing business;

•Fluctuations in the relative rates of exchange between the currencies of different nations;

•The difficulty of predicting international trade patterns; and

•The possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See “Investment Policies, Strategies and Associated Risks—American Depositary Receipts” in the Fund’s SAI for additional information relating to ADRs.

Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information

Prospectus	The Jensen Quality Growth Fund Inc.	9

security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (such as through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (that is, efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other law, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of the Fund’s portfolio securities, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for Fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted.

Management of the Fund

Organization of the Fund
The Fund is organized as an Oregon corporation and is managed under the supervision of its Board of Directors. For additional information about the Fund’s organization and Board of Directors, please see the Fund’s SAI.

Investment Adviser
The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5500 Meadows Road, Suite 200, Lake Oswego, Oregon 97035-3623. The investments and business operations of the Fund are managed by the Adviser subject to oversight by the Fund’s Board of Directors. The Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was established in 1992.

The Adviser also serves as investment adviser to individual and institutional accounts, as well as the Jensen Quality Value Fund and the Jensen Global Quality Growth Fund, each of which is an open-end mutual fund, and was managing assets totaling approximately $11.9 billion as of August 31, 2020. For its services to the Fund, the Adviser receives an investment advisory fee paid monthly by the Fund at an annual rate calculated as a percentage of the average daily net assets of the Fund. The table below illustrates the Fund’s base investment advisory fee annual rate and the reduced annual fee rates on Fund assets in excess of certain levels (breakpoints):

Annual Investment Advisory Fee (as a percentage of the Fund’s average daily net assets)
$4 billion or less	More than $4 billion, up to $8 billion	More than $8 billion, up to $12 billion	More than $12 billion
0.500%	0.475%	0.450%	0.425%

For the Fund’s most recent fiscal year ended May 31, 2020, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.49% of average daily net assets of the Fund. The Fund’s Board of Directors most recently approved the continuation of the Fund’s investment advisory agreement with the Adviser on July 14, 2020. A discussion regarding the Board of Director’s decision to continue the Fund’s investment advisory agreement with the Adviser will be included in the Fund’s semi-annual report to shareholders for the six-month period ended November 30, 2020.

Portfolio Managers
The Fund is managed by a team composed of the Adviser’s investment team for the Fund, which is responsible for all investment decisions for the Fund. All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments. The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund. The investment team is composed of Eric H. Schoenstein, Robert D. McIver, Kurt M. Havnaer, Allen T. Bond, Kevin J. Walkush and Adam D. Calamar.

Eric H. Schoenstein was appointed Director of Business Analysis of the Adviser in September 2002. Mr. Schoenstein, a Vice President of

10	The Jensen Quality Growth Fund Inc.	Prospectus

the Adviser, has been a Managing Director of the Adviser since 2007 and has over 33 years of accounting and business analysis experience. He spent nearly 14 years with Arthur Andersen LLP, serving as a Senior Audit Manager and providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries. Mr. Schoenstein is a Vice President of the Fund. Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Adviser in February 2007, and joined the Adviser in September 2004 as Director of Operations and Portfolio Manager. Mr. McIver was elected as a Director of the Fund by the Fund’s Board of Directors in July 2015 to fill a vacancy caused by the retirement of another Fund Director, Gary W. Hibler. Mr. McIver, a Managing Director of the Adviser since 2007, has over 32 years of experience in the banking and investment management business, including 2 years with National Westminster Bank as a corporate banker, 10 years with Schroder Investment Management in London, and two additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America. More recently, he managed two private property management and resort companies in British Columbia, Canada from 2001 – 2004. Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer, CFA, Portfolio Manager, has been employed by the Adviser since December 2005, previously holding the position of Business Analyst through September 2015. Mr. Havnaer has over 32 years of experience in the investment management industry. Prior to joining the Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager. Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management. He has been a member of the investment team since September of 2007.

Allen T. Bond, CFA, was appointed Vice President and Managing Director of the Adviser in September 2017. Mr. Bond has been employed by the Adviser since February 2007, previously holding the position of Business Analyst through September 2015, and Portfolio Manager from October 2015 through August 2017. Mr. Bond has over 22 years of experience in the investment management industry. Mr. Bond previously served as a Credit Analyst at Washington Mutual where he performed fundamental analysis on investment-grade corporate bond issuers in connection with a fixed-income securities portfolio managed by the insurance company subsidiary of Washington Mutual. Prior to Washington Mutual, he was a High Yield Credit Analyst and Trader for Columbia Management Group. Mr. Bond began his career as a trader at Ferguson Wellman Capital Management. He has been a member of the investment team since May of 2011.

Kevin J. Walkush, Portfolio Manager, has been employed by the Adviser since May 2007, previously holding the position of Business
Analyst through September 2015. Mr. Walkush has over 15 years of experience in the investment management industry. Mr. Walkush joined the Adviser from Morningstar where he held the position of Stock Analyst. In that role, Mr. Walkush provided equity research coverage of industrial, mining, and alternative energy stocks. Prior to Morningstar, Mr. Walkush consulted for Lux Capital where he performed due diligence on investment candidates as well as prepared university-based technology for commercialization. Mr. Walkush has also held various finance and operational roles at Amazon.com and Weyerhaeuser. He has been a member of the investment team since May of 2011.

Adam D. Calamar, CFA, Portfolio Manager, has been employed by the Adviser since May 2008, and has over 13 years of experience in the investment management industry. Mr. Calamar held the position of Business Analyst from January 2010 through September 2015, and previously held the position of Manager of Institutional Services where he assisted in relationship management with the company’s institutional clients. Mr. Calamar was previously employed by Broadmark Asset Management, LLC. He has been a member of the investment team since September 2013.

Distribution and Servicing of Shares

Distributor
Quasar Distributors, LLC (“Distributor”), 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares. Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.

The Class Y Shares are not subject to any 12b-1 fee, sub-transfer agency fee or shareholder servicing plan fee. The Adviser, however, makes payments to certain financial intermediaries for the shareholder recordkeeping and servicing the financial intermediaries provide to their individual customers who are beneficial owners of the Fund. The Adviser makes these “revenue sharing” payments out of its profits or other resources to the extent that it is determined that such payments are consistent with regulatory guidance.

Prospectus	The Jensen Quality Growth Fund Inc.	11

Shareholder Service Information

Pricing of Fund Shares
The price of Fund shares is its net asset value per share (“NAV”). The NAV is calculated at the close of regular trading hours of the NYSE (generally 4:00 p.m., Eastern Time) each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV is calculated by dividing the total value of the Fund’s securities and other assets that are allocated to the class, less the liabilities allocated to that class, by the total number of shares outstanding.

The Fund uses the following methods to value securities held in its portfolio:

•Securities listed on U.S. stock exchanges, including the NYSE, are valued at the last sale price at the close on its principal exchange. Securities listed on the NASDAQ® Stock Market are valued at the NASDAQ Official Closing Price. If such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price;

•Securities that are traded in the over-the-counter market are valued at their current bid price;
•Short-term money market securities maturing within 60 days are valued on the amortized cost basis; and
•Securities for which market quotations are not readily available shall be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board of Directors.

The market value of the securities in the Fund’s portfolio changes daily and the NAV of each class of Fund shares changes accordingly.

Fair Value Pricing
The Fund normally invests in common stock of domestic issuers listed on U.S. stock exchanges, including the NYSE or the NASDAQ® Stock Market, the substantial majority of which are large capitalization, highly liquid securities. Nonetheless, these securities may at times not have market quotations readily available, including, but not limited to, such instances where the market quotation for a security has become stale, sales of a security have been infrequent, or where there is a thin market in the security. To address these situations, a fair value pricing policy for the Fund has been approved by the Fund’s Board of Directors. When a security is fair valued, it is priced at the amount that the owner of the security might reasonably expect to receive upon its current sale.

Because fair value pricing is subjective in nature, there can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. There can be significant deviations between a fair value price at which a portfolio security is being carried and the price at which it is purchased or sold. Furthermore, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued using market quotations.

The Fund’s Board of Directors reviews the fair value pricing policy periodically. See the SAI for more information about the pricing of the Fund’s shares.

How to Buy Fund Shares

Class Y Shares
The Class Y shares are available only to institutional and individual investors willing to make a significant initial investment and to employees and clients of the Adviser. The Fund offers three additional classes of shares through separate prospectuses: Class J shares, the Fund’s original class of shares, are available to retail investors, Class I shares are available to institutional investors and individuals willing to make a lower, significant initial investment, and Class R shares are available to defined contribution plans and other retirement plans. Each share class has its own expense structure and minimum investment amount.

You may purchase shares of the Fund directly from the Fund. Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after the Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

Additional Purchase Information Pertaining to the Fund
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services(“Fund Services”), the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trusts, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact Fund Services at

12	The Jensen Quality Growth Fund Inc.	Prospectus

800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, your account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information or documentation is not received.

When making a purchase request, make sure your request is in good order. For purchases made through Fund Services, “good order” means your purchase request includes:

•The name of the Fund;

•The dollar amount of shares to be purchased;

•Account application form or investment stub; and

•Check payable to “The Jensen Quality Growth Fund Inc.”

For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Minimum Investments Pertaining to the Fund
Except as described in this section, the minimum investment amount of Fund shares is as follows:

Initial Investment	Subsequent Investment
$1,000,000	$100

These minimums may be waived for accounts held in qualified retirement or profit sharing plans, and/or omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Adviser. Registered investment advisors and broker-dealers may generally meet the minimum investment amount by aggregating multiple accounts with common ownership or discretionary control within the Fund.

Current and former employees of the Adviser and their spouses (including domestic partners) and children, as well as employee benefit plans sponsored by the Adviser and clients of the Adviser, may purchase Class Y shares and are not subject to any minimum initial investment amount. Subsequent investments by such shareholders are subject to the $100 minimum described above.

The Fund reserves the right to waive the minimum initial investment or minimum subsequent investment amounts at its discretion. Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Financial Intermediaries
You may also purchase shares of the Fund through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm. When you purchase shares of the Fund through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

The price per share you will receive will be the NAV next computed after your request is received in good order by the financial intermediary. The Fund may make arrangements with certain financial intermediaries (“Authorized Intermediaries”) to receive purchase and redemption orders on its behalf. Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Fund. The Fund will be deemed to have received a purchase order when an Authorized Intermediary or, if applicable, its designee receives the order. Purchase requests submitted to an Authorized Intermediary or its designee after the Authorized Intermediary’s or designee’s imposed cut-off time may not be received by the Fund prior to the Fund’s cut-off time at the close of regular trading (generally 4:00 p.m., Eastern time) on that day. Such purchase requests will be processed at the NAV calculated at the close of regular trading on the next day that the NYSE is open for business. For more information about your financial intermediary’s rules and procedures, whether your financial intermediary is an Authorized Intermediary, and whether your financial intermediary imposes cut-off times for the receipt of orders that are earlier than the cut-off times established by the Fund, contact your financial intermediary directly.

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this Prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are not reflected in the fee table or expense example in this Prospectus, and such charges are retained by the financial intermediary and are not paid to the Fund or the Adviser.

Buying Shares by Mail
Complete an application and send it to the address below, with a check for at least the minimum amount and made payable to “The Jensen Quality Growth Fund Inc.”:

By Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

Prospectus	The Jensen Quality Growth Fund Inc.	13

By Overnight or Express Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207

To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from Fund Services. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by Fund Services. Receipt of purchase orders or redemption requests is based on when the order is received at the Fund Services’ offices.

The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment. All purchases must be in U.S. dollars drawn on a domestic financial institution.

NOTE: Fund Services will charge your account a $25 fee for any payment returned. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by telephone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your completed application, your account will be established and a service representative will contact you to provide your new account number and wiring instructions. If you do not receive this information within one business day, you should call Fund Services toll free at 800-992-4144. You may then contact your bank to wire funds according to the instructions you were given. Your purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV. The Fund and U.S. Bank National Association are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

For subsequent investments by wire, please contact Fund Services at 800-992-4144 prior to sending your wire. This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank National Association
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bank Global Fund Services
Account Number 112-952-137
Further credit to:    The Jensen Quality Growth Fund Inc.
    Shareholder account name and account number

Buying Shares by Telephone
If you have established bank instructions on your account and have not declined telephone transaction privileges on your New Account Application Form, you may purchase additional shares of the Fund, in amounts of $100 or more, by telephoning Fund Services toll free at 800-992-4144. If your account has been open for 7 business days, this option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Shares will be purchased in your account at the applicable price determined on the day of your order, as long as your order is received prior to 4:00 p.m. Eastern Time. If your payment is rejected by your bank, Fund Services will charge your account a $25 fee. In addition to the fee, you will also be responsible for any resulting loss incurred by the Fund.

Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the USA PATRIOT Act and related anti-money laundering laws and regulations. To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•full name;

•date of birth (individuals only);

•Social Security or taxpayer identification number; and

•permanent street address (a P.O. Box alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships, business trusts or trusts, will require additional documentation including in the case of a legal entity, the identity of the beneficial owners of the entity. Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, Fund Services will verify the information on

14	The Jensen Quality Growth Fund Inc.	Prospectus

your application as part of the Program. The Fund reserves the right to request additional clarifying information and may close your account and redeem your shares at the next computed NAV if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your application, please contact Fund Services at 800-992-4144.

Choosing a Distribution Option
When you complete your account application, you may choose from four distribution options.

1.You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.You may elect to receive income dividends and capital gains distributions in cash.
3.You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.
4.You may elect to invest income dividends in additional shares of the Fund and receive capital gains distributions in cash.

If you elect to receive distributions and/or dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. You may change your election at any time. Your request for a change must be received in writing or by telephone by the Transfer Agent at least five days prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including:

•IRAs;
•Keogh plan accounts;
•SEP accounts; and
•Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming Fund Services as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines the rejection or suspension is in the best interests of the Fund.

Shares of the Fund have not been registered for sale outside of the United States, Puerto Rico and the U.S. Virgin Islands. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and Fund Services are available to assist you in opening accounts and when purchasing, exchanging or redeeming shares.

Closure of the Fund
The Board of Directors retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders. Based on market and Fund conditions, the Adviser may recommend to the Board of Directors that the Fund be closed to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time. If the Fund is closed to new purchases it will continue to honor redemption requests, subject to any suspensions by the Fund of redemption rights at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

Converting Shares
Investors who hold Class Y shares of the Fund through a fee-based program, but who subsequently become ineligible to participate in the program or withdraw from the program, may be subject to conversions of their Class Y shares by their program provider to another class of shares of the Fund having expenses (including Rule 12b-1 fees) that may be higher than the expenses of the Class Y shares. Investors should contact their program provider to obtain information about their eligibility for the provider’s program and the class of shares they would receive upon such a conversions.

Prospectus	The Jensen Quality Growth Fund Inc.	15

Householding
In an effort to decrease costs, the Fund has reduced the number of duplicate prospectuses, annual and semi-annual reports you receive and sends only one copy of each to those addresses shared by two or more accounts. Call toll-free at 800-992-4144 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact Fund Services toll-free at 800-992-4144 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact Fund Services if you wish to complete a Texas Designation of Representative form.

How to Redeem Fund Shares
You may redeem Fund shares on any business day the NYSE is open. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one to three business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
PO Box 701
Milwaukee, WI 53201-0701

By Overnight or Express Mail:
The Jensen Quality Growth Fund Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by Fund Services. Receipt of purchase orders or redemption requests is based on when the order is received at Fund Services’ offices.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Fund Services , but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request made through Fund Services is considered to be in “good order” if the following information is included:

•The name of the Fund and Class of shares;

•The dollar amount or number of shares being redeemed;

•The account registration number; and

•The signatures of all registered shareholders as registered, providing a signature guarantee(s), if applicable (see the section entitled “Signature Guarantee” below).

The Fund reserves the right to change the requirements for what constitutes a redemption request in “good order.” Shareholders will be given advance notice if the requirements of “good order” change. For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact Fund Services if your account is registered in one of these categories.

You may receive proceeds of your sale by a check sent to the address of record, or electronically via the ACH network using the previously established bank instructions or federal wire transfer to your pre-established bank account. The Fund expects that it will typically take one to three business days following the receipt of your redemption request to pay out redemption proceeds, regardless of whether the redemption proceeds are paid by check, ACH transfer or wire. Please note that wire transfers are subject to a $15 fee. There is no charge to have proceeds sent via ACH. Funds, however, are typically not credited to your bank until one to three business days after

16	The Jensen Quality Growth Fund Inc.	Prospectus

redemption. In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request, unless the Fund has suspended your right of redemption or postponed the payment date as permitted under the federal securities laws.

The Fund typically expects it will hold cash or cash equivalents to meet redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in periods of stressed market conditions. The Fund reserves the right to satisfy redemption requests in kind as described below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of the Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used in circumstances as described above, and may also be used in periods of stressed market conditions. The Fund has in place a line of credit that may be used to meet redemption requests during periods of stressed market conditions.

IRA Redemption
If you are an IRA shareholder, you must indicate on your written redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding at a current withholding rate of 10%.

Shares held in IRA accounts may be redeemed by telephone at 800-992-4144. Investors will be asked whether or not to withhold taxes from any distribution.

IRA accounts will be charged a $15 annual maintenance fee.

Redemption by Telephone
Unless you have declined telephone transaction privileges on your New Account Application Form, you may redeem shares in any amount not less than $100 and not more than $50,000 by instructing Fund Services by telephone at 800-992-4144. A signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source may be required of all shareholders in order to add or change telephone redemption privileges on an existing account. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•That you correctly state your Fund account number;

•The name in which your account is registered;

•The Social Security or tax identification number under which the account is registered; and

•The address of the account holder, as stated in the New Account Application Form.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Telephone redemptions will not be made if you have notified Fund Services of a change of address within 15 business days before the redemption request. Neither the Fund nor Fund Services is liable for any loss incurred due to failure to complete a telephone transaction prior to market close.

Systematic Withdrawal Program
The Fund offers a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually. Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network. To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month, calendar quarter, or year is $500. This program may be terminated or modified by the Fund at any time. Any request to change or terminate your SWP should be communicated in writing or by telephone to Fund Services no later than five days before the next scheduled withdrawal. A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted. Please call 800-992-4144 for additional information regarding the SWP.

Signature Guarantee
Fund Services may require a signature guarantee for certain redemption requests. Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee, from either a Medallion program

Prospectus	The Jensen Quality Growth Fund Inc.	17

member or a non-Medallion program member, of each owner is required in the following situations:

•If ownership is being changed on your account;

•When redemption proceeds are payable or sent to any person, address or bank account not on record;

•If a change of address was received by Fund Services within the last 15 business days; or

•For redemptions over $50,000 from any shareholder account.

The Fund reserves the right to require a signature guarantee or other acceptable signature verification under other circumstances. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees may be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”) but not from a notary public.

Redemption-in-Kind
The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund may pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption-in-kind). Any securities redeemed in kind remain subject to general market risks until sold. For federal income tax purposes, redemptions in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash. In addition, sales of such in-kind securities may generate taxable gains.

Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash. If the Fund pays your redemption proceeds in kind by a distribution of securities, you could incur subsequent brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after Fund Services or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by Fund Services or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4
p.m. Eastern Time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by Fund Services. However, if any portion of the shares to be redeemed represents an investment made by check or electronic funds transfer through the ACH network, the Fund may delay the payment of the redemption proceeds until Fund Services is reasonably satisfied that the purchase amount has been collected. This may take up to 12 calendar days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you do not provide a correct social security or tax identification number or the Internal Revenue Service (“IRS”) notifies the Fund that you are subject to backup withholding. See the section entitled “Dividends, Distributions and Taxes” in this Prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered. You may also request payment by wire transfer or electronic funds transfer through the ACH network to your predetermined bank account. There is no charge for redemption payments that are mailed or sent via ACH. ACH payments are usually available within 2 business days. Redemption payments sent by wire transfer must be at least $1,000, and Fund Services currently charges $15 for each wire transfer which, for financial intermediaries, may be paid for by the Fund. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund’s Board of Directors is authorized to institute such a policy if it determines that such a policy is in the best interests of the Fund and its shareholders.

18	The Jensen Quality Growth Fund Inc.	Prospectus

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Financial Intermediaries
You may also redeem your shares of the Fund through a third-party financial intermediary, such as a broker-dealer, financial institution or other financial service firm. Such financial intermediaries are authorized to designate other financial intermediaries to receive redemption orders on behalf of the Fund. If you purchased your shares of the Fund through a financial intermediary, your redemption order must be placed through the same financial intermediary. The Fund will be deemed to have received the redemption order when such financial intermediary receives the order. A financial intermediary may use procedures and impose restrictions (and possibly charge fees) that are different from those applicable to shareholders who redeem directly from the Fund.

Market Timing
The Fund is designed for long-term investors. Investors who engage in frequent purchases and redemptions of the Fund’s shares, referred to as “market timing,” may dilute the value of the Fund’s shares, interfere with the efficient management of the Fund’s portfolio and increase the Fund’s brokerage and administrative costs. The Fund’s Board of Directors has adopted a policy regarding such market timing. The Fund believes that its investment strategy is not attractive to market timing investors because its portfolio holdings are primarily of domestic issuers, which eliminates “time-zone arbitrage” that may be associated with funds that have significant holdings in foreign securities traded on foreign exchanges. In addition, the Fund invests primarily in large capitalization “blue chip” companies that historically have exhibited a relatively low level of the short-term volatility usually sought by market-timing investors. As a result, the Fund does not currently impose any trading restrictions or redemption fees on Fund shareholders.

However, the Fund discourages market timing and monitors trading activity using a variety of procedures and techniques, including analysis of data for any large redemptions, including the identity and holding period of the redeeming shareholder. These procedures and techniques are applied uniformly to all shareholders and may change from time to time as approved by the Fund’s Board of Directors.

In an effort to discourage market timing and minimize potential harm to the Fund and its shareholders, the Fund reserves the right to identify trading practices as abusive. The Fund reserves the right to reject your purchase order and suspend the offering of the Fund’s shares to you if management determines that the rejection or suspension is in the best interests of the Fund.

Due to the complexity and subjectivity involved in identifying market timing and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. The ability of the Fund to apply its market timing policy to investors investing through financial intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the financial intermediary’s cooperation in implementing the policy. In particular, because the Fund receives purchase and sale orders through financial intermediaries that use omnibus accounts, the Fund cannot always detect market timing. In compliance with Rule 22c-2 of the 1940 Act, the Distributor, on behalf of the Fund, has entered into shareholder information agreements with each of the Fund’s financial intermediaries. Under the terms of each shareholder information agreement, the financial intermediary must, upon request, provide the Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policy. There may be limitations, however, on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts of financial intermediaries may be limited.

Additional Redemption Information
Neither the Fund, the Adviser nor Fund Services will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this Prospectus.

General Transaction Policies
The Fund reserves the right to:

•Vary or waive any minimum investment requirement.

•Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Your broker/dealer or other financial service firm may establish policies that differ from those of the Fund. For example, the financial service firm may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial service firm for details.

Prospectus	The Jensen Quality Growth Fund Inc.	19

Distributions and Taxes

The Fund declares and makes distributions from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional shares of the Fund unless the shareholder elects to receive distributions in cash as described in the section entitled “How to Purchase Shares – Choosing a Distribution Option.”

If you elect to receive distributions from the Fund of net investment income and/or capital gains paid in cash and the U.S. Postal Service cannot deliver the check or a check remains outstanding for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s current NAV and reinvest all subsequent distributions in shares of the Fund.

The Fund will notify its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. By qualifying as a RIC and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders. The remainder of this discussion assumes the Fund qualifies as a RIC and has satisfied the annual income, investment and distribution requirements.

The taxation of distributions from the Fund is the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of investment company taxable income are treated as ordinary income, and distributions reported by the Fund as a capital gain dividend (i.e., as the excess of net long-term capital gain over net short-term capital loss) in written statements furnished to the Fund’s shareholders are generally taxable as long-term capital gains to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. In the case of non-corporate shareholders, certain net investment income distributions may be attributable to and reported by the Fund as “qualified dividend” income in written statements furnished to the Fund’s shareholders, currently taxable at long-term capital gain rates. For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.

For a non-corporate shareholder, distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You may also be subject to state or local taxes with respect to holding or selling Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the IRS. The Fund generally does not accept an application to open an account that does not comply with these requirements.
In addition to the federal income tax, certain individuals, trusts and estates are subject to a tax of 3.8% on net investment income. The net investment income tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this net investment income tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this net investment income tax.

The Fund is required to report to you and the IRS the cost basis of Fund shares acquired after January 1, 2012 when you subsequently sell or redeem those shares. The Fund will determine cost basis using the loss/gain utilization method unless you elect in writing any alternate IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders. Distributions made by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.

20	The Jensen Quality Growth Fund Inc.	Prospectus

You may also be subject to state or local taxes with respect to distributions from the Fund or sales, exchanges, or redemptions of Fund shares. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the
Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

Confirmation and Statements

Fund Services will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for Fund Services to confirm your order. Fund Services will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the IRS.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter. Each of these reports includes a statement listing the Fund’s portfolio securities.

Disclosure of Portfolio Holdings Information

The Fund’s complete portfolio holdings are filed with the SEC within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Part F of Form N-PORT. The Fund also discloses its portfolio holdings as of each calendar quarter end on its website at www.jenseninvestment.com. The portfolio holdings information is normally updated within 10 days after each quarter end and remains posted on the website until replaced with the next calendar quarter’s portfolio holdings information or at other times during the quarter when the Fund makes significant changes to its portfolio holdings. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. A further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Shareholder Inquiries

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bank Global Fund Services at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

In addition, you may review your account information online by visiting online by visiting
https://www.jenseninvestment.com/individual/contactus/
and clicking on the US Bank Investor Portal or visiting
https://www.secureaccountview.com/BFWeb/clients/jen
sen/index directly.

Index Description

Investors cannot invest directly in an index, although they may invest in the underlying securities.

The S&P 500® Index is a widely recognized, unmanaged index of common stock of mostly larger-sized U.S. companies.

Prospectus	The Jensen Quality Growth Fund Inc.	21

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance from September 30, 2016 (the commencement of operations of the Class Y Shares) through May 31, 2017 and for the fiscal years ended May 31, 2018, 2019 and 2020. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available without charge upon request.

Class Y
Per Share Data:	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	September 30, 2016(1) through May 31, 2017
Net asset value, beginning of year	$47.80	$47.90	$43.46	$40.12
Income from investment operations:
Net investment income(2)	0.73	0.63	0.58	0.34
Net realized and unrealized gains on investments	5.31	3.87	5.51	4.65
Total from investment operations	6.04	4.50	6.09	4.99
Less distributions:
Dividends from net investment income	(0.71)	(0.63)	(0.56)	(0.29)
Distributions from capital gains	(3.67)	(3.97)	(1.09)	(1.36)
Total distributions	$(4.38)	$(4.60)	$(1.65)	$(1.65)
Net asset value, end of year	$49.46	$47.80	$47.90	$43.46
Total return	12.51%	9.90%	14.16%	12.85%	(3)
Supplemental data and ratios:
Net assets, end of year (000’s).	$2,306,038	$916,705	$536,621	$440,892
Ratio of expenses to average net assets	0.54%	0.55%	0.55%	0.56%	(4)
Ratio of net investment income to average net assets	1.46%	1.31%	1.25%	1.55%	(4)
Portfolio turnover rate	23.38%	17.50%	9.06%	6.80%	(3)

(1) Commencement of operations
(2) Net investment income per share is calculated using the ending accumulated net investment income balances prior to consideration or adjustment for permanent book-to-tax differences.
(3) Not annualized
(4) Annualized

22	The Jensen Quality Growth Fund Inc.	Prospectus

The Jensen Quality Growth Fund Inc.

Investment Adviser
Jensen Investment Management, Inc.
5500 Meadows Road, Suite 200
Lake Oswego, OR 97035-3623
Telephone:    503-726-4384
    800-221-4384
www.jenseninvestment.com

Custodian
U.S. Bank, National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212-3958

Transfer Agent, Fund Administrator
and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
Telephone: 800-992-4144

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202-5207

Legal Counsel
Stoel Rives LLP
760 SW Ninth Avenue, Suite 3000
Portland, OR 97205

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Prospectus	The Jensen Quality Growth Fund Inc.	23

Notice of Privacy Policy

The Jensen Quality Growth Fund Inc. (the “Fund”), has had a long-standing policy of maintaining strict confidentiality over customer information. The Fund’s policy is as follows:

Confidentiality and Security

All nonpublic personal information about our customers (“you”) will be kept strictly confidential. We maintain physical, electronic and operational safeguards to protect customer nonpublic personal information.

Categories of information the Fund discloses and parties to whom the Fund discloses that information:

The Fund does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties without the shareholder’s authorization, except as permitted or required by law. For example, the Fund is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions. The Fund is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information the Fund collects:

The Fund collects nonpublic personal information about you from the following sources:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, telephone number, social security number, and date of birth; and

•Information about your transactions with the Fund, its affiliates, or others, including, but not limited to, your account number and balance, investment history, parties to transactions, and information about our communications with you, such as account statements and trade confirmations.

•In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Prospectus	The Jensen Quality Growth Fund Inc.	1

The Jensen Quality Growth Fund Inc.

Class Y Shares

For More Information
You can learn more about The Jensen Quality Growth Fund Inc. (the “Fund”), in the following documents:

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings. The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s Statement of Additional Information (“SAI”) supplements this Prospectus and is incorporated into this Prospectus by reference. The SAI includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund.

The Fund’s annual and semi-annual reports and the SAI are available free of charge upon request by contacting the Fund toll free at 800-992-4144 or on the Fund’s website at www.jenseninvestment.com. You may also call this toll-free number to request additional information about the Fund or to make shareholder inquiries. Reports and other information about the Fund are available free of charge on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC FILE NUMBER: 811-6653

jenseninvestment.com

2	The Jensen Quality Growth Fund Inc.	Prospectus

THE JENSEN QUALITY GROWTH FUND INC.

PART C
OTHER INFORMATION

Item 28.    Exhibits.

(a)
Amended and Restated Articles of Incorporation is herein incorporated by reference from the Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 25, 2003.

(i)
Articles of Amendment dated September 28, 2016 to the Amended and Restated Articles of Incorporation is herein incorporated by reference from the Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 29, 2016.

(ii)
Articles of Amendment dated March 1, 2018 to the Amended and Restated Articles of Incorporation is herein incorporated by reference from the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2018.

(b)		Amended and Restated Bylaws is herein incorporated by reference from the Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 18, 2001.
(c)		Instruments Defining Rights of Security Holders is herein incorporated by reference to the Registrant’s Amended and Restated Articles of Incorporation and the Amended and Restated Bylaws.
(d)
Investment Advisory and Service Contract dated February 28, 2018 is herein incorporated by reference from the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2018.

(e)		Distribution Agreement dated as of March 31, 2020 – Filed Herewith.
(f)		Bonus or Profit Sharing Contracts – Not Applicable.
(g)		Amended and Restated Custody Agreement – Filed Herewith
(h)		Other Material Contracts
	(1)	Amended and Restated Transfer Agent Servicing Agreement dated as of October 24, 2019 – Filed Herewith
	(2)	Amended and Restated Fund Accounting Servicing Agreement dated as of October 24, 2019 – Filed Herewith
	(3)	Amended and Restated Fund Administration Servicing Agreement dated as of October 24, 2019 – Filed Herewith
(4)
Amended Shareholder Servicing Plan for the Class I Shares is herein incorporated by reference from the Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(5)
Shareholder Servicing Plan for the Class R Shares is herein incorporated by reference from the Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2011.

(i)
Opinion and Consent of Legal Counsel to Registrant is herein incorporated by reference from the Post-Effective Amendment No. 9 to the Fund’s Registration Statement filed with the SEC on September 27, 1999.

(j)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)		All Financial Information Omitted From Item 27 – Not Applicable.
(l)		Initial Capital Agreements is herein incorporated by reference from exhibit 13 of the Post-Effective Amendment No. 7 to the Fund’s Registration Statement filed with the SEC on September 23, 1998.
(m)
Amended and Restated Distribution and Shareholder Servicing Plan (Rule 12b-1 Plan) is herein incorporated by reference from the Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 25, 2003.

(n)
Rule 18f-3 Multiple Class Plan is herein incorporated by reference from the Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2018.

(o)		Reserved
(p)	(i)	Combined Code of Ethics for Jensen Investment Management, Inc, and The Jensen Quality Growth Fund Inc. – Filed Herewith
(q)	(i)
Power of Attorney dated September 21, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2007.

(ii)
Power of Attorney dated September 8, 2017 is herein incorporated by reference from the Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 21, 2017.

Item 29.    Persons Controlled by or Under Common Control with Registrant.

See “Control Persons and Principal Shareholders” in the Statement of Additional Information.

The Registrant is controlled by its Board of Directors. Jensen Investment Management, Inc., an Oregon corporation, acts as the investment adviser to Registrant under the terms of an investment advisory contract with the Registrant. See “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information.

Item 30.    Indemnification.

The Registrant’s Amended and Restated Articles of Incorporation and Amended and Restated Bylaws provide for the indemnification of any person, to the fullest extent permitted by law, for all liabilities (including attorney fees, judgments, fines and amounts paid in settlement) actually and reasonably incurred in connection with any actual or threatened proceeding (including, to the extent permitted by law, any derivative action) by reason of the fact that the person is or was serving as a director or officer of the Registrant. The indemnity does not cover liability arising out of a breach of the duty of loyalty, acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law, acts in which an improper personal benefit is derived, the unlawful payment of dividends or purchases of stock, or if a court determines that such indemnification is not lawful.

Item 31.    Business and Other Connections of Investment Adviser.

Jensen Investment Management, Inc. (the “Adviser”) serves as the investment adviser to the Registrant. The principal business address of the Adviser is 5500 Meadows Road, Suite 200, Lake Oswego, Oregon 97035-3623. With respect to the Adviser and each director, officer or partner of the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.Aasgard Small & Mid Cap Fund, Series of Advisors Series Trust
2.American Trust Allegiance Fund, Series of Advisors Series Trust
3.Capital Advisors Growth Fund, Series of Advisors Series Trust
4.Chase Growth Fund, Series of Advisors Series Trust
5.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust

9.Huber Capital Diversified Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Capital Equity Income Fund, Series of Advisors Series Trust
11.Huber Capital Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Capital Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital International Fund, Series of Advisors Series Trust
14.Logan Capital Large Cap Core Fund, Series of Advisors Series Trust
15.Logan Capital Large Cap Growth Fund , Series of Advisors Series Trust
16.Logan Capital Small Cap Growth Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA High Yield Managed Account Completion Shares (MACS) Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Scharf Alpha Opportunity Fund, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Semper MBS Total Return Fund, Series of Advisors Series Trust
34.Semper Short Duration Fund, Series of Advisors Series Trust
35.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
36.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
37.The Aegis Funds
38.Allied Asset Advisors Funds
39.Alpha Architect ETF Trust
40.Angel Oak Funds Trust
41.Barrett Opportunity Fund, Inc.
42.Bridges Investment Fund, Inc.
43.Brookfield Investment Funds
44.Buffalo Funds
45.Cushingâ Mutual Funds Trust
46.DoubleLine Funds Trust
47.Ecofin Tax-Advantaged Social Impact Fund, Inc. (f/k/a Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.)
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions
52.The Acquirers Fund, Series of ETF Series Solutions
53.AI Powered International Equity ETF, Series of ETF Series Solutions
54.AlphaClone Alternative Alpha ETF, Series of ETF Series Solutions
55.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
56.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
57.Aptus Defined Risk ETF, Series of ETF Series Solutions
58.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
59.CBOE Vest S&P 500 Dividend Aristocrats Target Income ETF, Series of ETF Series Solutions
60.Change Finance Diversified Impact US Large Cap Fossil Fuel Free ETF, Series of ETF Series Solutions
61.ClearShares OCIO ETF, Series of ETF Series Solutions
62.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
63.Deep Value ETF, Series of ETF Series Solutions

64.Distillate US Fundamental Stability & Value ETF, Series of ETF Series Solutions
65.Hoya Capital Housing ETF, Series of ETF Series Solutions
66.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
67.LHA Market State US Tactical ETF, Series of ETF Series Solutions
68.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
69.Loncar China BioPharma ETF, Series of ETF Series Solutions
70.Nationwide Maximum Diversification Emerging Markets Core Equity ETF, Series of ETF Series Solutions
71.Nationwide Maximum Diversification US Core Equity ETF, Series of ETF Series Solutions
72.Nationwide Risk-Based International Equity ETF, Series of ETF Series Solutions
73.Nationwide Risk-Based US Equity ETF, Series of ETF Series Solutions
74.Nationwide Risk-Managed Income ETF, Series of ETF Series Solutions
75.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
76.Opus Small Cap Value ETF, Series of ETF Series Solutions
77.Premise Capital Diversified Tactical ETF, Series of ETF Series Solutions
78.US Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
79.US Global JETS ETF, Series of ETF Series Solutions
80.US Vegan Climate ETF, Series of ETF Series Solutions
81.Volshares Large Cap ETF, Series of ETF Series Solutions
82.First American Funds, Inc.
83.FundX Investment Trust
84.The Glenmede Fund, Inc.
85.The Glenmede Portfolios
86.The GoodHaven Funds Trust
87.Greenspring Fund, Incorporated
88.Harding, Loevner Funds, Inc.
89.Hennessy Funds Trust
90.Horizon Funds
91.Hotchkis & Wiley Funds
92.Intrepid Capital Management Funds Trust
93.Jacob Funds Inc.
94.The Jensen Quality Growth Fund Inc.
95.Kirr, Marbach Partners Funds, Inc.
96.AAF First Priority CLO Bond ETF, Series of Listed Funds Trust
97.Core Alternative ETF, Series of Listed Funds Trust
98.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
99.LKCM Funds
100.LoCorr Investment Trust
101.Lord Asset Management Trust
102.MainGate Trust
103.Manager Directed Portfolios
104.ATAC Rotation Fund, Series of Managed Portfolio Series
105.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
106.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
107.Great Lakes Bond Fund, Series of Managed Portfolio Series
108.Great Lakes Disciplined Equity Fund, Series of Managed Portfolio Series
109.Great Lakes Large Cap Value Fund, Series of Managed Portfolio Series
110.Great Lakes Small Cap Opportunity Fund, Series of Managed Portfolio Series
111.Jackson Square All-Cap Growth Fund, Series of Managed Portfolio Series
112.Jackson Square Global Growth Fund, Series of Managed Portfolio Series
113.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
114.Jackson Square Select 20 Growth Fund, Series of Managed Portfolio Series
115.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
116.LK Balanced Fund, Series of Managed Portfolio Series
117.Muhlenkamp Fund, Series of Managed Portfolio Series
118.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
119.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series

120.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
121.Port Street Quality Growth Fund, Series of Managed Portfolio Series
122.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
123.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
124.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
125.Securian AM Managed Volatility Equity Fund, Series of Managed Portfolio Series
126.Securian AM Real Asset Income Fund, Series of Managed Portfolio Series
127.TorrayResolute Small/Mid Cap Growth Fund, Series of Managed Portfolio Series
128.Tortoise Digital Payments Infrastructure Fund, Series of Managed Portfolio Series
129.Tortoise Energy Evolution Fund, Series of Managed Portfolio Series
130.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
131.Tortoise MLP & Energy Income Fund, Series of Managed Portfolio Series
132.Tortoise MLP & Energy Infrastructure Fund, Series of Managed Portfolio Series
133.Tortoise MLP & Pipeline Fund, Series of Managed Portfolio Series
134.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
135.Matrix Advisors Funds Trust
136.Matrix Advisors Value Fund, Inc.
137.Monetta Trust
138.Nicholas Equity Income Fund, Inc.
139.Nicholas Fund, Inc.
140.Nicholas II, Inc.
141.Nicholas Limited Edition, Inc.
142.Permanent Portfolio Family of Funds
143.Perritt Funds, Inc.
144.Procure ETF Trust II
145.Professionally Managed Portfolios
146.Prospector Funds, Inc.
147.Provident Mutual Funds, Inc.
148.RBC Funds Trust
149.Abbey Capital Futures Strategy Fund, Series of RBB Fund, Inc.
150.Abbey Capital Multi-Asset Fund, Series of RBB Fund, Inc.
151.Adara Smaller Companies Fund, Series of RBB Fund, Inc.
152.Aquarius International Fund, Series of RBB Fund, Inc.
153.Bogle Small Cap Growth Fund, Series of RBB Fund, Inc.
154.Boston Partners All Cap Value Fund, Series of RBB Fund, Inc.
155.Boston Partners Emerging Markets Fund, Series of RBB Fund, Inc.
156.Boston Partners Emerging Markets Long/Short Fund, Series of RBB Fund, Inc.
157.Boston Partners Global Equity Advantage Fund, Series of RBB Fund, Inc.
158.Boston Partners Global Equity Fund, Series of RBB Fund, Inc.
159.Boston Partners Global Long/Short Fund, Series of RBB Fund, Inc.
160.Boston Partners Long/Short Equity Fund, Series of RBB Fund, Inc.
161.Boston Partners Long/Short Research Fund, Series of RBB Fund, Inc.
162.Boston Partners Small Cap Value II Fund, Series of RBB Fund, Inc.
163.Campbell Advantage Fund, Series of RBB Fund, Inc.
164.Campbell Systematic Macro Fund, Series of RBB Fund, Inc.
165.Free Market Fixed Income Fund, Series of RBB Fund, Inc.
166.Free Market International Equity Fund, Series of RBB Fund, Inc.
167.Free Market US Equity Fund, Series of RBB Fund, Inc.
168.Matson Money Fixed Income VI Portfolio, Series of RBB Fund, Inc.
169.Matson Money International Equity VI Portfolio, Series of RBB Fund, Inc.
170.Matson Money US Equity VI Portfolio, Series of RBB Fund, Inc.
171.MFAM Small-Cap Growth ETF, Series of RBB Fund, Inc.
172.Motley Fool 100 Index ETF, Series of RBB Fund, Inc.
173.Orinda Income Opportunities Fund, Series of RBB Fund, Inc.
174.SGI Conservative Fund, Series of RBB Fund, Inc.
175.SGI Global Equity Fund, Series of RBB Fund, Inc.

176.SGI Peak Growth Fund, Series of RBB Fund, Inc.
177.SGI Prudent Growth Fund, Series of RBB Fund, Inc.
178.SGI U.S. Large Cap Equity Fund, Series of RBB Fund, Inc.
179.SGI U.S. Large Cap Equity VI Portfolio, Series of RBB Fund, Inc.
180.SGI U.S. Small Cap Equity Fund, Series of RBB Fund, Inc.
181.WPG Partners Small/Micro Cap Value Fund, Series of RBB Fund, Inc.
182.Series Portfolios Trust
183.Thompson IM Funds, Inc.
184.TIGERSHARES Trust
185.TrimTabs ETF Trust
186.Trust for Advised Portfolios
187.Barrett Growth Fund, Series of Trust for Professional Managers
188.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
189.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
190.Convergence Long/Short Equity Fund, Series of Trust for Professional Managers
191.Convergence Market Neutral Fund, Series of Trust for Professional Managers
192.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
193.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
194.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
195.Jensen Quality Value Fund, Series of Trust for Professional Managers
196.Marketfield Fund, Series of Trust for Professional Managers
197.Rockefeller Core Taxable Bond Fund, Series of Trust for Professional Managers
198.Rockefeller Equity Allocation Fund, Series of Trust for Professional Managers
199.Rockefeller Intermediate Tax Exempt National Bond Fund, Series of Trust for Professional Managers
200.Rockefeller Intermediate Tax Exempt New York Bond Fund, Series of Trust for Professional Managers
201.Snow Capital Long/Short Opportunity Fund, Series of Trust for Professional Managers
202.Snow Capital Small Cap Value Fund, Series of Trust for Professional Managers
203.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
204.USCA Fund Trust
205.USQ Core Real Estate Fund
206.Wall Street EMN Funds Trust
207.Wisconsin Capital Funds, Inc.
208.YCG Funds

(b)     The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 111 E. Kilbourn Ave., Suite 2200, Milwaukee, WI 53202.

Name	Address	Position with Quasar	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer & Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Chief Compliance Officer- Distribution Services	None
Jennifer A. Brunner	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Chief Compliance Officer- Dealer Clearing Services	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)    Not Applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Jensen Investment Management, Inc. 5500 Meadows Road, Suite 200 Lake Oswego, OR 97035-3623
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 111 East Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34.    Management Services.

Not applicable.

Item 35.    Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 48 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lake Oswego and the State of Oregon, on the 29th day of September, 2020.

THE JENSEN QUALITY GROWTH FUND INC.

By:    /s/ Robert D. McIver
    Robert D. McIver, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 48 to its Registration Statement has been signed below on September 29, 2020 by the following persons in the capacities indicated.

Signature	Title

Robert E. Harold*	Chairman and Director
Robert E. Harold

/s/ Robert D. McIver	President and Director
Robert D. McIver	(Principal Executive Officer)

/s/ Shannon Contreras	Treasurer and Senior Compliance Officer
Shannon Contreras	(Principal Accounting Officer)

Roger A. Cooke*	Director
Roger A. Cooke

Kenneth Thrasher*	Director
Kenneth Thrasher

Janet G. Hamilton*	Director
Janet G. Hamilton

*By: /s/ Robert D. McIver
Robert D. McIver, Attorney-In Fact as per Power of Attorney filed September 28, 2007, and per Power of Attorney filed September 21, 2017.

EXHIBIT INDEX

Exhibit	Exhibit No.

Distribution Agreement dated as of March 31, 2020	Ex-99.(e)
Amended and Restated Custody Agreement	Ex-99.(g)
Amended and Restated Transfer Agent Servicing Agreement	Ex-99.(h)(1)
Amended and Restated Fund Accounting Servicing Agreement	Ex-99.(h)(2)
Amended and Restated Fund Administration Servicing Agreement	Ex-99.(h)(3)
Combined Code of Ethics for Jensen Investment Management, Inc, and The Jensen Quality Growth Fund Inc.	Ex-99.(p)
Consent of Independent Registered Public Accounting Firm	EX-99.(j)